UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22452

First Trust Series Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

First Trust Preferred
Securities and Income Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2021

First Trust Preferred Securities and Income Fund
Semi-Annual Report
April 30, 2021
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Preferred Securities and Income Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of First Trust and Stonebridge are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Preferred Securities and Income Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Preferred Securities and Income Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2021.
I would like to begin my remarks by saying that this is a time for all of us to be thankful. It is astounding to me that our scientists and extended health care community successfully discovered, developed, and distributed multiple effective vaccines to treat the coronavirus (“COVID-19”) in the span of just 15 months. Suffice it to say that we are witnessing history in the making. We even received some good news recently with respect to wearing masks in public, a polarizing act for many politicians and Americans. The Centers for Disease Control and Prevention released a new set of guidelines in mid-May for those individuals who have been fully vaccinated. It essentially says fully vaccinated Americans can quit wearing their masks outdoors (even in crowds), in most indoor settings, and can drop social distancing altogether. This is a big step towards expediting the reopening of the U.S. economy.
For those who may not know, we subscribe to the buy-and-hold philosophy of investing here at First Trust Advisors L.P., even though it means enduring lots of tough times. While the notion of being able to time the market is seductive on its face, very few investors are skilled enough to make it work over time. I can think of no better example than the COVID-19 pandemic. The degree of uncertainty surrounding the onset of the virus alone was enough to make the average investor want to run for cover. And if that was not enough, the 33.8% plunge in the S&P 500® Index (the “Index”) from February 19, 2020, through March 23, 2020 (23 trading days) was a real gut check for most of us. But a funny thing happened on the way to another potential collapse of the market − it did not happen. In fact, thanks to the U.S. Federal government stepping up with trillions of dollars of timely fiscal and monetary support, the stock market roared. From March 23, 2020 through May 14, 2021, the Index posted a total return of 90.14%, according to Bloomberg. What a shame for those investors who may have moved some, or all, of their capital out of equities. What looked like a great time to de-risk turned out to be just the opposite.
The overall climate for investing looks bright for a few reasons. First, U.S. real gross domestic product (“GDP”) growth is expected to grow by 6.4% year-over-year in 2021, according to the International Monetary Fund. The last time the U.S. economy grew that fast was in 1984, when real GDP growth reached 7.2%. Second, corporate earnings are expected to recover from their 2020 slide. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for 2021 and 2022 were 33.17% and 12.87%, respectively, as of May 14, 2021. That is a significant rebound from the 12.44% decline in earnings in 2020. Third, inflation is rising, and that is exactly what the Federal Reserve has been wanting for some time. Central banks around the world have spent years battling deflationary pressures, so a little bit of inflation is welcome at this stage of the recovery. Lastly, the U.S. labor market is robust despite the talk about the millions of people who lost their jobs in the COVID-19 pandemic and are living off unemployment benefits. As of March 31, 2021, there were 8.12 million job openings in the U.S., the highest total since record-keeping began in December 2000, according to the Bureau of Labor Statistics. We need to get people back to work.
While it seems fashionable to sell fear these days, we choose to follow the data. Remember, the Index has never failed to fully recoup the losses sustained in a market correction or bear market. Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust Preferred Securities and Income Fund
“AT A GLANCE”
As of April 30, 2021 (Unaudited)
Fund Statistics
First Trust Preferred Securities and Income Fund	Net Asset Value (NAV)
Class A (FPEAX)	$22.47
Class C (FPECX)	$22.61
Class F (FPEFX)	$22.77
Class I (FPEIX)	$22.61
Class R3 (FPERX)	$22.41

Sector Allocation	% of Total Investments
Financials	73.6%
Utilities	8.3
Energy	7.5
Consumer Staples	3.8
Industrials	3.5
Communication Services	1.9
Real Estate	1.4
Total	100.0%

Country Allocation	% of Total Investments
United States	50.3%
United Kingdom	8.8
Canada	7.4
France	7.3
Switzerland	5.2
Netherlands	4.4
Australia	3.6
Bermuda	3.3
Italy	2.8
Spain	1.6
Mexico	1.2
Finland	1.1
Japan	1.0
Denmark	0.9
Germany	0.6
Sweden	0.3
Chile	0.2
Total	100.0%

Credit Quality(1)	% of Total Fixed-Income Investments
A	0.4%
A-	0.1
BBB+	10.7
BBB	23.6
BBB-	26.4
BB+	22.7
BB	8.0
BB-	2.9
B+	1.2
B	0.8
Not Rated	3.2
Total	100.0%

Top Ten Holdings	% of Total Investments
Emera, Inc., Series 16-A	2.3%
AerCap Holdings N.V.	2.2
Barclays PLC	1.9
Enbridge, Inc., Series 16-A	1.6
Wells Fargo & Co., Series L	1.6
Credit Suisse Group AG	1.4
Societe Generale S.A.	1.4
Credit Agricole S.A.	1.4
GMAC Capital Trust I, Series 2	1.3
Lloyds Banking Group PLC	1.2
Total	16.3%

Dividend Distributions	Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R3 Shares
Current Monthly Distribution per Share(2)	$0.0854	$0.0713	$0.0872	$0.0900	$0.0807
Current Distribution Rate on NAV(3)	4.56%	3.78%	4.60%	4.78%	4.32%
(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
(2)	Most recent distribution paid or declared through 4/30/2021. Subject to change in the future.
(3)	Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 4/30/2021. Subject to change in the future.

First Trust Preferred Securities and Income Fund
“AT A GLANCE” (Continued)
As of April 30, 2021 (Unaudited)
Performance of a $10,000 investment
This chart compares your Fund’s Class I performance to that of the ICE BofA Fixed Rate Preferred Securities Index, the ICE BofA U.S. Capital Securities Index and the Blended Index(4) from 1/11/2011 through 4/30/2021.

Performance as of April 30, 2021
	A Shares Inception 2/25/2011		C Shares Inception 2/25/2011		F Shares Inception 3/2/2011	I Shares Inception 1/11/2011	R3 Shares Inception 3/2/2011	Blended Index* (4)	P0P1* ICE BofA Fixed Rate Preferred Securities Index	C0CS* ICE BofA U.S. Capital Securities Index
Cumulative Total Returns	w/o sales charge	w/max 4.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charges	w/o sales charges	w/o sales charges	w/o sales charges	w/o sales charges
6 Months	7.95%	3.09%	7.50%	6.50%	7.94%	8.08%	7.74%	4.09%	4.38%	3.78%
1 Year	18.01%	12.70%	17.14%	16.14%	18.09%	18.35%	17.65%	11.46%	10.65%	12.24%
Average Annual Total Returns
5 Years	6.89%	5.91%	6.15%	6.15%	7.04%	7.18%	6.60%	6.40%	5.92%	6.84%
10 Years	6.48%	5.99%	5.74%	5.74%	6.65%	6.74%	6.16%	6.52%	6.32%	6.67%
Since Inception	6.58%	6.10%	5.83%	5.83%	6.74%	6.93%	6.24%	6.80%	6.59%	6.96%
30-Day SEC Yield(5)	3.23%		2.62%		3.33%	3.66%	2.98%	N/A	N/A	N/A

* Since inception return is based on the Class I Shares inception date.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor and Sub-Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, these indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 4.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and Rule 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class F, Class I and Class R3 Shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The Rule 12b-1 service fees are 0.15% of average daily net assets for Class F Shares and combined Rule 12b-1 distribution and service fees are 0.50% of average daily net assets for Class R3 Shares, while Class I Shares do not have these fees. Prior to December 15, 2011, the combined Rule 12b-1 distribution and service fees for Class R3 Shares were 0.75% of average daily net assets.
(4)	The Blended Index consists of a 50/50 blend of the ICE BofA Fixed Rate Preferred Securities Index and the ICE BofA U.S. Capital Securities Index. The Blended Index was added to reflect the diverse allocation of institutional preferred and hybrid securities in the Fund’s portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.
(5)	30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund’s expense ratio and generating a higher yield.

Portfolio Management
First Trust Preferred Securities and Income Fund
Semi-Annual Report
April 30, 2021 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Preferred Securities and Income Fund (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Stonebridge Advisors LLC (“Stonebridge” or the “Sub-Advisor”) is the investment sub-advisor to the Fund and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred and hybrid securities.
Stonebridge Advisors LLC Portfolio Management Team
Scott T. Fleming - Chief Executive Officer and President
Robert Wolf - Chief Investment Officer, Senior Vice President and Senior Portfolio Manager
Eric Weaver - Senior Vice President, Chief Strategist and Portfolio Manager

First Trust Preferred Securities and Income Fund
Understanding Your Fund Expenses
April 30, 2021 (Unaudited)
As a shareholder of the First Trust Preferred Securities and Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2021.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period 11/1/2020 - 4/30/2021 (a)	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period 11/1/2020 - 4/30/2021 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 1,079.50	$ 6.96	$ 1,000.00	$ 1,018.10	$ 6.76	1.35%
Class C	$ 1,000.00	$ 1,075.00	$ 10.50	$ 1,000.00	$ 1,014.68	$ 10.19	2.04%
Class F	$ 1,000.00	$ 1,079.40	$ 6.70	$ 1,000.00	$ 1,018.35	$ 6.51	1.30%
Class I	$ 1,000.00	$ 1,080.80	$ 5.37	$ 1,000.00	$ 1,019.64	$ 5.21	1.04%
Class R3	$ 1,000.00	$ 1,077.40	$ 8.50	$ 1,000.00	$ 1,016.61	$ 8.25	1.65%

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2020 through April 30, 2021), multiplied by 181/365 (to reflect the six-month period).
(b)	These expense ratios reflect expense caps.

First Trust Preferred Securities and Income Fund
Portfolio of Investments
April 30, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 19.4%
	Banks – 4.7%
145	Atlantic Union Bankshares Corp., Series A	6.88%	(a)	$4,008
4,796	Bank of America Corp., Series LL	5.00%	(a)	130,739
62,025	Bank of America Corp., Series NN	4.38%	(a)	1,574,815
30,000	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (b)	6.56%	10/30/40	814,200
24,926	Fifth Third Bancorp, Series A	6.00%	(a)	663,032
8,764	First Midwest Bancorp, Inc., Series A	7.00%	(a)	248,810
29,875	Fulton Financial Corp., Series A	5.13%	(a)	771,970
158,621	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (b)	5.98%	02/15/40	4,067,042
40,177	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	1,113,305
992	Regions Financial Corp., Series A	6.38%	(a)	25,167
26,898	Regions Financial Corp., Series E	4.45%	(a)	664,381
62,765	Signature Bank, Series A	5.00%	(a)	1,609,922
4,971	Texas Capital Bancshares, Inc., Series B	5.75%	(a)	128,649
8,440	Truist Financial Corp., Series R	4.75%	(a)	223,829
27,348	Valley National Bancorp, Series B (c)	5.50%	(a)	704,211
30,000	WesBanco, Inc., Series A (c)	6.75%	(a)	861,300
42,690	Wintrust Financial Corp., Series E (c)	6.88%	(a)	1,190,197
				14,795,577
	Capital Markets – 0.7%
14,977	Affiliated Managers Group, Inc.	4.75%	09/30/60	383,860
21,403	Apollo Global Management, Inc., Series B	6.38%	(a)	574,456
983	Brightsphere Investment Group, Inc.	5.13%	08/01/31	24,850
39,115	KKR Group Finance Co., IX LLC	4.63%	04/01/61	1,007,016
7,095	Legg Mason, Inc.	5.45%	09/15/56	180,426
3,597	Oaktree Capital Group LLC, Series A	6.63%	(a)	96,400
				2,267,008
	Diversified Financial Services – 0.3%
34,751	Equitable Holdings, Inc., Series A	5.25%	(a)	906,306
	Diversified Telecommunication Services – 0.7%
40,496	AT&T, Inc., Series C	4.75%	(a)	1,029,813
41,860	Qwest Corp.	6.50%	09/01/56	1,068,267
5,477	Qwest Corp.	6.75%	06/15/57	143,224
				2,241,304
	Electric Utilities – 1.4%
35,878	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	888,519
11,681	SCE Trust III, Series H (c)	5.75%	(a)	296,697
18,460	SCE Trust IV, Series J (c)	5.38%	(a)	463,346
7,414	SCE Trust V, Series K (c)	5.45%	(a)	189,131
27,160	Southern (The) Co.	4.95%	01/30/80	721,370
79,027	Southern (The) Co., Series C	4.20%	10/15/60	1,988,319
				4,547,382
	Equity Real Estate Investment Trusts – 0.6%
816	American Homes 4 Rent, Series D	6.50%	(a)	20,612
6,246	American Homes 4 Rent, Series E	6.35%	(a)	158,524
27,351	Global Net Lease, Inc., Series A	7.25%	(a)	731,092
2,712	National Storage Affiliates Trust, Series A	6.00%	(a)	72,275
29,659	Vornado Realty Trust, Series N	5.25%	(a)	788,633
				1,771,136

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Food Products – 0.7%
64,303	CHS, Inc., Series 2 (c)	7.10%	(a)	$1,770,905
8,460	CHS, Inc., Series 3 (c)	6.75%	(a)	233,073
6,575	CHS, Inc., Series 4	7.50%	(a)	187,519
				2,191,497
	Gas Utilities – 0.2%
24,497	South Jersey Industries, Inc.	5.63%	09/16/79	640,107
4,838	Spire, Inc., Series A	5.90%	(a)	134,061
				774,168
	Independent Power & Renewable Electricity Producers – 0.2%
22,738	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	598,237
	Insurance – 4.8%
74,601	Aegon Funding Co., LLC	5.10%	12/15/49	1,955,292
88,196	American Equity Investment Life Holding Co., Series A (c)	5.95%	(a)	2,428,918
36,665	American Equity Investment Life Holding Co., Series B (c)	6.63%	(a)	1,028,820
4,822	AmTrust Financial Services, Inc.	7.25%	06/15/55	107,048
5,383	AmTrust Financial Services, Inc.	7.50%	09/15/55	118,964
10,978	Aspen Insurance Holdings Ltd.	5.63%	(a)	290,368
48,048	Aspen Insurance Holdings Ltd.	5.63%	(a)	1,249,729
37,953	Assurant, Inc.	5.25%	01/15/61	997,784
32,729	Athene Holding Ltd., Series A (c)	6.35%	(a)	933,758
13,139	Axis Capital Holdings Ltd., Series E	5.50%	(a)	334,388
28,612	CNO Financial Group, Inc.	5.13%	11/25/60	730,178
73,827	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (b)	3.39%	05/15/37	1,587,281
23,362	Enstar Group Ltd., Series D (c)	7.00%	(a)	673,059
4,275	Global Indemnity Group LLC	7.88%	04/15/47	112,176
10,158	National General Holdings Corp., Series C	7.50%	(a)	257,201
10,700	Phoenix Cos. (The), Inc.	7.45%	01/15/32	180,964
58,511	Prudential Financial, Inc.	4.13%	09/01/60	1,501,977
14,492	Selective Insurance Group, Inc., Series B	4.60%	(a)	362,445
13,510	W.R. Berkley Corp.	5.10%	12/30/59	355,718
				15,206,068
	Mortgage Real Estate Investment Trusts – 0.9%
25,000	AGNC Investment Corp., Series C (c)	7.00%	(a)	643,250
30,561	AGNC Investment Corp., Series F (c)	6.13%	(a)	734,075
47,332	Annaly Capital Management, Inc., Series F (c)	6.95%	(a)	1,198,446
7,000	Annaly Capital Management, Inc., Series I (c)	6.75%	(a)	181,160
				2,756,931
	Multi-Utilities – 1.0%
21,042	Algonquin Power & Utilities Corp. (c)	6.88%	10/17/78	580,759
14,451	Algonquin Power & Utilities Corp., Series 19-A (c)	6.20%	07/01/79	400,582
30,055	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	772,714
35,444	Integrys Holding, Inc. (c)	6.00%	08/01/73	925,088
15,025	Sempra Energy	5.75%	07/01/79	411,385
				3,090,528
	Oil, Gas & Consumable Fuels – 1.3%
3,965	Energy Transfer L.P., Series C (c)	7.38%	(a)	95,279
274	Energy Transfer L.P., Series D (c)	7.63%	(a)	6,647
93,886	Energy Transfer L.P., Series E (c)	7.60%	(a)	2,279,552
28,176	NuStar Energy L.P., Series A (c)	8.50%	(a)	664,390
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
39,987	NuStar Logistics L.P., 3 Mo. LIBOR + 6.73% (b)	6.92%	01/15/43	$966,886
				4,012,754
	Real Estate Management & Development – 0.8%
41,143	Brookfield Property Partners L.P., Series A	5.75%	(a)	975,089
10,209	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	259,615
51,671	Brookfield Property Partners L.P., Series A2	6.38%	(a)	1,305,209
				2,539,913
	Thrifts & Mortgage Finance – 0.2%
24,256	New York Community Bancorp, Inc., Series A (c)	6.38%	(a)	673,589
	Trading Companies & Distributors – 0.5%
26,662	Air Lease Corp., Series A (c)	6.15%	(a)	716,141
26,733	WESCO International, Inc., Series A (c)	10.63%	(a)	848,506
				1,564,647
	Wireless Telecommunication Services – 0.4%
11,017	United States Cellular Corp.	6.25%	09/01/69	291,950
37,094	United States Cellular Corp.	5.50%	03/01/70	948,865
				1,240,815
	Total $25 Par Preferred Securities			61,177,860
	(Cost $58,380,951)
$100 PAR PREFERRED SECURITIES – 2.7%
	Banks – 2.7%
9,400	AgriBank FCB (c)	6.88%	(a)	1,026,950
32,500	CoBank ACB, Series F (c)	6.25%	(a)	3,501,875
27,000	CoBank ACB, Series G	6.13%	(a)	2,833,650
10,500	Farm Credit Bank of Texas (c) (d)	6.75%	(a)	1,155,000
	Total $100 Par Preferred Securities			8,517,475
	(Cost $7,977,200)
$1,000 PAR PREFERRED SECURITIES – 2.1%
	Banks – 1.9%
621	Bank of America Corp., Series L	7.25%	(a)	879,324
443	CoBank ACB, 3 Mo. LIBOR + 1.18% (b) (e)	1.37%	(a)	296,810
3,353	Wells Fargo & Co., Series L	7.50%	(a)	4,807,598
				5,983,732
	Diversified Financial Services – 0.2%
500	Compeer Financial ACA (c) (d)	6.75%	(a)	540,000
	Total $1,000 Par Preferred Securities			6,523,732
	(Cost $6,207,735)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 73.1%
	Banks – 33.8%
$1,400,000	Australia & New Zealand Banking Group Ltd. (c) (d) (f)	6.75%	(a)	1,639,869
600,000	Australia & New Zealand Banking Group Ltd. (c) (f) (g)	6.75%	(a)	702,801
2,300,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (f)	6.50%	(a)	2,521,260
600,000	Banco Mercantil del Norte S.A. (c) (d) (f)	7.50%	(a)	666,066
1,000,000	Banco Mercantil del Norte S.A. (c) (d) (f)	7.63%	(a)	1,110,715

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$1,100,000	Banco Mercantil del Norte S.A. (c) (d) (f)	8.38%	(a)	$1,308,670
2,200,000	Banco Santander S.A. (c) (f) (g)	7.50%	(a)	2,432,375
2,200,000	Bank of Nova Scotia (The) (c)	4.90%	(a)	2,367,640
1,700,000	Barclays PLC (c) (f)	6.13%	(a)	1,882,019
1,850,000	Barclays PLC (c) (f)	7.75%	(a)	2,039,625
2,950,000	Barclays PLC (c) (f) (g)	7.88%	(a)	3,103,031
5,050,000	Barclays PLC (c) (f)	8.00%	(a)	5,734,906
650,000	BBVA Bancomer S.A. (c) (d) (f)	5.88%	09/13/34	711,750
1,500,000	BNP Paribas S.A. (c) (d) (f)	6.63%	(a)	1,653,375
1,700,000	BNP Paribas S.A. (c) (d) (f)	7.38%	(a)	1,984,928
2,600,000	Citigroup, Inc. (c)	3.88%	(a)	2,619,500
99,000	Citigroup, Inc. (c)	5.90%	(a)	104,693
725,000	Citigroup, Inc. (c)	5.95%	(a)	766,688
126,000	Citigroup, Inc., Series D (c)	5.35%	(a)	130,410
1,780,000	Citigroup, Inc., Series P (c)	5.95%	(a)	1,943,404
1,137,000	Citigroup, Inc., Series R, 3 Mo. LIBOR + 4.48% (b)	4.67%	(a)	1,138,421
262,000	Citigroup, Inc., Series T (c)	6.25%	(a)	305,964
1,072,000	Citigroup, Inc., Series W (c)	4.00%	(a)	1,088,402
600,000	Citizens Financial Group, Inc., Series A, 3 Mo. LIBOR + 3.96% (b)	4.15%	(a)	601,500
1,120,000	Citizens Financial Group, Inc., Series F (c)	5.65%	(a)	1,241,800
2,500,000	CoBank ACB, Series I (c)	6.25%	(a)	2,811,750
700,000	Comerica, Inc. (c)	5.63%	(a)	779,625
600,000	Commerzbank AG (c) (f) (g)	7.00%	(a)	648,022
2,600,000	Credit Agricole S.A. (c) (d) (f)	6.88%	(a)	2,905,201
2,600,000	Credit Agricole S.A. (c) (d) (f)	7.88%	(a)	2,944,500
3,485,000	Credit Agricole S.A. (c) (d) (f)	8.13%	(a)	4,232,951
1,500,000	Danske Bank A.S. (c) (f) (g)	6.13%	(a)	1,624,354
1,050,000	Danske Bank A.S. (c) (f) (g)	7.00%	(a)	1,190,516
600,000	Farm Credit Bank of Texas, Series 3 (c) (d)	6.20%	(a)	647,250
1,100,000	Farm Credit Bank of Texas, Series 4 (c) (d)	5.70%	(a)	1,197,625
101,000	Fifth Third Bancorp, Series H (c)	5.10%	(a)	104,409
1,400,000	Fifth Third Bancorp, Series L (c)	4.50%	(a)	1,496,250
2,644,000	HSBC Holdings PLC (c) (f)	6.38%	(a)	2,930,808
1,300,000	Huntington Bancshares, Inc., Series G (c)	4.45%	(a)	1,393,275
1,930,000	ING Groep N.V. (c) (f)	5.75%	(a)	2,129,224
1,400,000	ING Groep N.V. (c) (f)	6.50%	(a)	1,561,910
900,000	ING Groep N.V. (c) (f) (g)	6.88%	(a)	941,087
1,954,000	Intesa Sanpaolo S.p.A. (c) (d) (f)	7.70%	(a)	2,227,560
971,000	JPMorgan Chase & Co., Series Q (c)	5.15%	(a)	1,002,557
594,000	JPMorgan Chase & Co., Series R (c)	6.00%	(a)	631,793
888,000	JPMorgan Chase & Co., Series V, 3 Mo. LIBOR + 3.32% (b)	3.52%	(a)	890,220
1,600,000	Lloyds Banking Group PLC (c) (f)	6.75%	(a)	1,824,344
3,400,000	Lloyds Banking Group PLC (c) (f)	7.50%	(a)	3,849,106
500,000	Natwest Group PLC (c) (f)	6.00%	(a)	554,350
1,600,000	Natwest Group PLC (c) (f)	8.00%	(a)	1,888,032
700,000	Natwest Group PLC (c) (f)	8.63%	(a)	715,344
2,800,000	Nordea Bank Abp (c) (d) (f)	6.63%	(a)	3,241,938
1,000,000	Regions Financial Corp., Series D (c)	5.75%	(a)	1,117,500
200,000	Skandinaviska Enskilda Banken AB (c) (f) (g)	5.63%	(a)	207,250
4,100,000	Societe Generale S.A. (c) (d) (f)	5.38%	(a)	4,274,250
650,000	Societe Generale S.A. (c) (d) (f)	7.38%	(a)	663,052
3,090,000	Societe Generale S.A. (c) (d) (f)	7.88%	(a)	3,466,207
200,000	Societe Generale S.A. (c) (d) (f)	8.00%	(a)	236,087
1,500,000	Standard Chartered PLC (c) (d) (f)	6.00%	(a)	1,643,325
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$800,000	Swedbank AB, Series NC5 (c) (f) (g)	5.63%	(a)	$865,000
408,000	Texas Capital Bancshares, Inc. (c)	4.00%	05/06/31	411,570
828,000	Truist Financial Corp., Series P (c)	4.95%	(a)	912,870
3,100,000	UniCredit S.p.A. (c) (f) (g)	8.00%	(a)	3,473,550
750,000	UniCredit S.p.A. (c) (d)	5.46%	06/30/35	806,983
2,112,000	Wells Fargo & Co., Series BB (c)	3.90%	(a)	2,160,629
				106,402,086
	Capital Markets – 10.0%
1,568,000	Apollo Management Holdings L.P. (c) (d)	4.95%	01/14/50	1,620,920
1,300,000	Bank of New York Mellon (The) Corp., Series G (c)	4.70%	(a)	1,436,500
2,260,000	Charles Schwab (The) Corp., Series G (c)	5.38%	(a)	2,518,544
3,150,000	Charles Schwab (The) Corp., Series I (c)	4.00%	(a)	3,244,689
1,400,000	Credit Suisse Group AG (c) (d) (f)	4.50%	(a)	1,340,500
1,630,000	Credit Suisse Group AG (c) (d) (f)	5.25%	(a)	1,697,238
2,600,000	Credit Suisse Group AG (c) (d) (f)	6.38%	(a)	2,829,203
650,000	Credit Suisse Group AG (c) (d) (f)	7.25%	(a)	719,872
250,000	Credit Suisse Group AG (c) (d) (f)	7.50%	(a)	275,625
4,100,000	Credit Suisse Group AG (c) (d) (f)	7.50%	(a)	4,396,430
3,000,000	Goldman Sachs Group (The), Inc., Series Q (c)	5.50%	(a)	3,285,000
200,000	Goldman Sachs Group (The), Inc., Series R (c)	4.95%	(a)	215,510
685,000	Goldman Sachs Group (The), Inc., Series T (c)	3.80%	(a)	687,055
500,000	Morgan Stanley, Series H, 3 Mo. LIBOR + 3.61% (b)	3.79%	(a)	501,763
1,700,000	Morgan Stanley, Series M (c)	5.88%	(a)	1,931,625
900,000	UBS Group AG (c) (d) (f)	4.38%	(a)	898,884
2,400,000	UBS Group AG (c) (f) (g)	6.88%	(a)	2,734,442
960,000	UBS Group AG (c) (d) (f)	7.00%	(a)	1,059,662
				31,393,462
	Diversified Financial Services – 1.6%
1,500,000	Capital Farm Credit ACA, Series 1 (c) (d)	5.00%	(a)	1,533,750
2,265,000	Voya Financial, Inc. (c)	5.65%	05/15/53	2,433,165
843,000	Voya Financial, Inc., Series A (c)	6.13%	(a)	931,490
				4,898,405
	Diversified Telecommunication Services – 0.7%
250,000	Koninklijke KPN N.V. (c) (d)	7.00%	03/28/73	267,813
1,950,000	Koninklijke KPN N.V. (c) (g)	7.00%	03/28/73	2,088,937
				2,356,750
	Electric Utilities – 3.5%
840,000	Duke Energy Corp. (c)	4.88%	(a)	892,752
6,156,000	Emera, Inc., Series 16-A (c)	6.75%	06/15/76	7,136,928
1,900,000	Enel S.p.A. (c) (d)	8.75%	09/24/73	2,223,000
835,000	Southern California Edison Co., Series E (c)	6.25%	(a)	851,700
				11,104,380
	Energy Equipment & Services – 0.5%
1,600,000	Transcanada Trust (c)	5.50%	09/15/79	1,738,368
	Food Products – 3.1%
300,000	Dairy Farmers of America, Inc. (e)	7.13%	(a)	301,500
3,000,000	Land O’Lakes Capital Trust I (e)	7.45%	03/15/28	3,510,000
1,400,000	Land O’Lakes, Inc. (d)	7.00%	(a)	1,436,750
1,200,000	Land O’Lakes, Inc. (d)	7.25%	(a)	1,254,000

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Food Products (Continued)
$3,000,000	Land O’Lakes, Inc. (d)	8.00%	(a)	$3,195,000
				9,697,250
	Gas Utilities – 0.3%
931,000	South Jersey Industries, Inc.	5.02%	04/15/31	972,788
	Independent Power & Renewable Electricity Producers – 0.2%
700,000	AES Gener S.A. (c) (d)	6.35%	10/07/79	747,029
	Insurance – 9.6%
1,100,000	Allianz SE (c) (d)	3.50%	(a)	1,131,625
1,900,000	Asahi Mutual Life Insurance Co. (c) (g)	6.50%	(a)	2,047,137
600,000	Asahi Mutual Life Insurance Co. (c) (g)	7.25%	(a)	622,288
1,822,000	Assurant, Inc. (c)	7.00%	03/27/48	2,063,415
850,000	Assured Guaranty Municipal Holdings, Inc. (c) (d)	6.40%	12/15/66	885,210
2,900,000	AXIS Specialty Finance LLC (c)	4.90%	01/15/40	3,018,755
1,276,000	Enstar Finance LLC (c)	5.75%	09/01/40	1,347,775
1,000,000	Fortegra Financial Corp. (c) (e)	8.50%	10/15/57	1,137,588
820,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (d)	2.32%	02/12/47	789,273
1,174,000	Kuvare US Holdings, Inc. (c) (d)	7.00%	02/17/51	1,206,531
300,000	La Mondiale SAM (c) (g)	5.88%	01/26/47	341,091
623,000	Lincoln National Corp., 3 Mo. LIBOR + 2.36% (b)	2.55%	05/17/66	537,338
2,700,000	Markel Corp. (c)	6.00%	(a)	2,946,375
800,000	MetLife, Inc., Series G (c)	3.85%	(a)	844,000
300,000	Nippon Life Insurance Co. (c) (d)	2.75%	01/21/51	289,875
500,000	PartnerRe Finance B LLC (c)	4.50%	10/01/50	514,804
1,000,000	Principal Financial Group, Inc., 3 Mo. LIBOR + 3.04% (b)	3.24%	05/15/55	992,500
2,000,000	QBE Insurance Group Ltd. (c) (d)	5.88%	(a)	2,172,500
2,400,000	QBE Insurance Group Ltd. (c) (d)	7.50%	11/24/43	2,688,000
3,100,000	QBE Insurance Group Ltd. (c) (g)	6.75%	12/02/44	3,490,058
301,000	QBE Insurance Group Ltd. (c) (g)	5.88%	06/17/46	331,001
964,000	Reinsurance Group of America, Inc., 3 Mo. LIBOR + 2.67% (b)	2.85%	12/15/65	910,980
				30,308,119
	Multi-Utilities – 1.2%
875,000	CenterPoint Energy, Inc., Series A (c)	6.13%	(a)	933,515
964,000	CMS Energy Corp. (c)	3.75%	12/01/50	972,435
735,000	NiSource, Inc. (c)	5.65%	(a)	768,994
1,000,000	Sempra Energy (c)	4.88%	(a)	1,096,440
				3,771,384
	Oil, Gas & Consumable Fuels – 5.6%
943,000	BP Capital Markets PLC (c)	4.88%	(a)	1,012,546
300,000	Buckeye Partners L.P. (c)	6.38%	01/22/78	247,289
1,165,000	DCP Midstream L.P., Series A (c)	7.38%	(a)	1,068,888
1,052,000	DCP Midstream Operating L.P. (c) (d)	5.85%	05/21/43	956,578
618,000	Enbridge, Inc. (c)	5.50%	07/15/77	645,319
2,132,000	Enbridge, Inc. (c)	6.25%	03/01/78	2,313,552
4,638,000	Enbridge, Inc., Series 16-A (c)	6.00%	01/15/77	4,998,365
1,700,000	Enbridge, Inc., Series 20-A (c)	5.75%	07/15/80	1,879,027
1,786,000	Energy Transfer L.P., 3 Mo. LIBOR + 3.02% (b)	3.22%	11/01/66	1,327,319
2,204,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (b)	2.97%	06/01/67	1,954,606
1,196,000	Enterprise Products Operating LLC, Series D (c)	4.88%	08/16/77	1,158,018
				17,561,507
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Trading Companies & Distributors – 2.4%
$6,410,000	AerCap Holdings N.V. (c)	5.88%	10/10/79	$6,700,373
700,000	Air Lease Corp., Series B (c)	4.65%	(a)	715,750
				7,416,123
	Transportation Infrastructure – 0.6%
1,860,000	AerCap Global Aviation Trust (c) (d)	6.50%	06/15/45	1,983,225
	Total Capital Preferred Securities			230,350,876
	(Cost $216,815,219)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 0.9%
	Insurance – 0.9%
2,700,000	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (d) (h)	7.63%	10/15/25	2,888,190
	(Cost $2,805,941)
CORPORATE BONDS AND NOTES – 0.1%
	Insurance – 0.1%
400,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	402,825
	(Cost $399,159)

Total Investments – 98.3%	309,860,958
(Cost $292,586,205) (i)
Net Other Assets and Liabilities – 1.7%	5,227,560
Net Assets – 100.0%	$315,088,518

(a)	Perpetual maturity.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the First Trust Series Fund’s (the “Trust”) Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2021, securities noted as such amounted to $79,743,985 or 25.3% of net assets.
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(f)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2021, securities noted as such amounted to $93,681,214 or 29.7% of net assets. Of these securities, 4.0% originated in emerging markets, and 96.0% originated in foreign markets.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the six months ended April 30, 2021, this security paid all of its interest in cash.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,028,211 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $753,458. The net unrealized appreciation was $17,274,753.

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Banks	$ 14,795,577	$ 14,106,029	$ 689,548	$ —
Capital Markets	2,267,008	2,086,582	180,426	—
Insurance	15,206,068	12,954,610	2,251,458	—
Multi-Utilities	3,090,528	2,165,440	925,088	—
Other industry categories*	25,818,679	25,818,679	—	—
$100 Par Preferred Securities*	8,517,475	—	8,517,475	—
$1,000 Par Preferred Securities:
Banks	5,983,732	5,686,922	296,810	—
Diversified Financial Services	540,000	—	540,000	—
Capital Preferred Securities*	230,350,876	—	230,350,876	—
Corporate Bonds and Notes*	402,825	—	402,825	—
Foreign Corporate Bonds and Notes*	2,888,190	—	2,888,190	—
Total Investments	$ 309,860,958	$ 62,818,262	$ 247,042,696	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statement of Assets and Liabilities
April 30, 2021 (Unaudited)
ASSETS:
Investments, at value (Cost $292,586,205)	$ 309,860,958
Cash	4,305,545
Receivables:
Interest	2,813,422
Investment securities sold	964,701
Fund shares sold	391,486
Dividends	103,268
Prepaid expenses	32,447
Total Assets	318,471,827
LIABILITIES:
Payables:
Investment securities purchased	2,192,349
Fund shares redeemed	638,968
Investment advisory fees	202,364
Distributions	109,584
12b-1 distribution and service fees	56,355
Administrative fees	48,872
Transfer agent fees	45,899
Legal fees	32,039
Audit and tax fees	21,614
Shareholder reporting fees	10,298
Registration fees	8,832
Custodian fees	8,022
Commitment and administrative agency fees	1,318
Financial reporting fees	771
Other liabilities	6,024
Total Liabilities	3,383,309
NET ASSETS	$315,088,518
NET ASSETS consist of:
Paid-in capital	$ 311,261,637
Par value	139,515
Accumulated distributable earnings (loss)	3,687,366
NET ASSETS	$315,088,518
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $49,124,705 and 2,186,323 shares of beneficial interest issued and outstanding)	$22.47
Maximum sales charge (4.50% of offering price)	1.06
Maximum offering price to public	$23.53
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $56,145,861 and 2,483,749 shares of beneficial interest issued and outstanding)	$22.61
Class F Shares:
Net asset value and redemption price per share (Based on net assets of $983,832 and 43,215 shares of beneficial interest issued and outstanding)	$22.77
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $208,120,819 and 9,206,342 shares of beneficial interest issued and outstanding)	$22.61
Class R3 Shares:
Net asset value and redemption price per share (Based on net assets of $713,301 and 31,826 shares of beneficial interest issued and outstanding)	$22.41

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statement of Operations
For the Six Months Ended April 30, 2021 (Unaudited)
INVESTMENT INCOME:
Interest	$ 6,567,699
Dividends	2,135,347
Total investment income	8,703,046
EXPENSES:
Investment advisory fees	1,212,268
12b-1 distribution and/or service fees:
Class A	58,009
Class C	278,476
Class F	743
Class R3	1,761
Transfer agent fees	127,710
Administrative fees	64,401
Registration fees	44,053
Audit and tax fees	34,781
Shareholder reporting fees	33,772
Commitment and administrative agency fees	25,326
Custodian fees	23,652
Legal fees	19,012
Trustees’ fees and expenses	7,443
Financial reporting fees	4,625
Expenses previously waived or reimbursed	4,014
Listing expense	1,740
Other	3,219
Total expenses	1,945,005
Fees waived and expenses reimbursed by the investment advisor	(19,794)
Net expenses	1,925,211
NET INVESTMENT INCOME (LOSS)	6,777,835
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	2,622,126
Net change in unrealized appreciation (depreciation) on investments	13,625,873
NET REALIZED AND UNREALIZED GAIN (LOSS)	16,247,999
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 23,025,834
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Statements of Changes in Net Assets
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended 10/31/2020
OPERATIONS:
Net investment income (loss)	$ 6,777,835	$ 13,480,783
Net realized gain (loss)	2,622,126	(6,794,753)
Net change in unrealized appreciation (depreciation)	13,625,873	(4,571,180)
Net increase (decrease) in net assets resulting from operations	23,025,834	2,114,850
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(1,077,592)	(1,900,896)
Class C Shares	(1,075,749)	(2,196,229)
Class F Shares	(23,184)	(93,664)
Class I Shares	(4,847,629)	(8,585,113)
Class R3 Shares	(15,510)	(33,529)
Total distributions to shareholders from investment operations	(7,039,664)	(12,809,431)
DISTRIBUTIONS TO SHAREHOLDERS FROM RETURN OF CAPITAL:
Class A shares	—	(183,435)
Class C shares	—	(209,421)
Class F shares	—	(6,702)
Class I shares	—	(827,127)
Class R3 shares	—	(3,200)
Total distributions to shareholders from return of capital	—	(1,229,885)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	36,051,240	110,162,679
Proceeds from shares reinvested	6,348,613	12,278,896
Cost of shares redeemed	(33,132,713)	(99,832,324)
Net increase (decrease) in net assets resulting from capital transactions	9,267,140	22,609,251
Total increase (decrease) in net assets	25,253,310	10,684,785
NET ASSETS:
Beginning of period	289,835,208	279,150,423
End of period	$315,088,518	$289,835,208

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights
For a Share outstanding throughout each period
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,
Class A Shares		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 21.31	$ 22.07	$ 20.85	$ 22.39	$ 21.63	$ 21.13
Income from investment operations:
Net investment income (loss)	0.49 (a)	1.01 (a)	1.12 (a)	1.11 (a)	1.11 (a)	1.16 (a)
Net realized and unrealized gain (loss)	1.18	(0.70)	1.25	(1.50)	0.80	0.49
Total from investment operations	1.67	0.31	2.37	(0.39)	1.91	1.65
Distributions paid to shareholders from:
Net investment income	(0.51)	(0.98)	(1.12)	(1.13)	(1.15)	(1.15)
Return of capital	—	(0.09)	(0.03)	(0.02)	—	—
Total distributions	(0.51)	(1.07)	(1.15)	(1.15)	(1.15)	(1.15)
Net asset value, end of period	$22.47	$21.31	$22.07	$20.85	$22.39	$21.63
Total return (b)	7.95%	1.53%	11.75%	(1.77)%	9.05%	8.09%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 49,125	$ 43,802	$ 39,719	$ 36,262	$ 39,063	$ 35,468
Ratio of total expenses to average net assets	1.35% (c)	1.36%	1.41%	1.37%	1.36%	1.51% (d)
Ratio of net expenses to average net assets	1.35% (c)	1.36%	1.40%	1.37%	1.36%	1.41% (d)
Ratio of net investment income (loss) to average net assets	4.41% (c)	4.78%	5.27%	5.15%	5.11%	5.50%
Portfolio turnover rate	19%	46%	41%	33%	44%	71%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	For the year ended October 31, 2016, ratios reflect excise tax of 0.01%, which is not included in the expense cap.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,
Class C Shares		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 21.43	$ 22.18	$ 20.93	$ 22.44	$ 21.67	$ 21.17
Income from investment operations:
Net investment income (loss)	0.41 (a)	0.87 (a)	0.98 (a)	0.97 (a)	0.96 (a)	1.01 (a)
Net realized and unrealized gain (loss)	1.20	(0.71)	1.26	(1.50)	0.79	0.48
Total from investment operations	1.61	0.16	2.24	(0.53)	1.75	1.49
Distributions paid to shareholders from:
Net investment income	(0.43)	(0.83)	(0.96)	(0.96)	(0.98)	(0.99)
Return of capital	—	(0.08)	(0.03)	(0.02)	—	—
Total distributions	(0.43)	(0.91)	(0.99)	(0.98)	(0.98)	(0.99)
Net asset value, end of period	$22.61	$21.43	$22.18	$20.93	$22.44	$21.67
Total return (b)	7.50%	0.84%	11.01%	(2.37)%	8.27%	7.27%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 56,146	$ 54,264	$ 57,898	$ 59,610	$ 64,462	$ 51,004
Ratio of total expenses to average net assets	2.04% (c)	2.07%	2.06%	2.02%	2.06%	2.17% (d)
Ratio of net expenses to average net assets	2.04% (c)	2.07%	2.06%	2.02%	2.06%	2.16% (d)
Ratio of net investment income (loss) to average net assets	3.70% (c)	4.09%	4.61%	4.50%	4.41%	4.76%
Portfolio turnover rate	19%	46%	41%	33%	44%	71%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	For the year ended October 31, 2016, ratios reflect excise tax of 0.01%, which is not included in the expense cap.

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,
Class F Shares		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 21.59	$ 22.32	$ 21.07	$ 22.62	$ 21.82	$ 21.31
Income from investment operations:
Net investment income (loss)	0.50 (a)	1.06 (a)	1.16 (a)	1.14 (a)	1.13 (a)	1.18 (a)
Net realized and unrealized gain (loss)	1.20	(0.70)	1.26	(1.52)	0.84	0.50
Total from investment operations:	1.70	0.36	2.42	(0.38)	1.97	1.68
Distributions paid to shareholders from:
Net investment income	(0.52)	(1.02)	(1.14)	(1.15)	(1.17)	(1.17)
Return of capital	—	(0.07)	(0.03)	(0.02)	—	—
Total distributions	(0.52)	(1.09)	(1.17)	(1.17)	(1.17)	(1.17)
Net asset value, end of period	$22.77	$21.59	$22.32	$21.07	$22.62	$21.82
Total return (b)	7.94%	1.79%	11.87%	(1.70)%	9.27%	8.18%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 984	$ 993	$ 4,238	$ 7,431	$ 7,339	$ 5,025
Ratio of total expenses to average net assets	3.33% (c)	2.36%	1.65%	1.42%	1.39%	1.70% (d)
Ratio of net expenses to average net assets	1.30% (c)	1.30%	1.30%	1.30%	1.30%	1.31% (d)
Ratio of net investment income (loss) to average net assets	4.45% (c)	4.83%	5.43%	5.21%	5.11%	5.55%
Portfolio turnover rate	19%	46%	41%	33%	44%	71%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns include Rule 12b-1 service fees of 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	For the year ended October 31, 2016, ratios reflect excise tax of 0.01%, which is not included in the expense cap.
See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,
Class I Shares		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 21.43	$ 22.23	$ 20.98	$ 22.49	$ 21.71	$ 21.21
Income from investment operations:
Net investment income (loss)	0.52 (a)	1.08 (a)	1.19 (a)	1.20 (a)	1.20 (a)	1.22 (a)
Net realized and unrealized gain (loss)	1.20	(0.76)	1.26	(1.51)	0.78	0.48
Total from investment operations	1.72	0.32	2.45	(0.31)	1.98	1.70
Distributions paid to shareholders from:
Net investment income	(0.54)	(1.02)	(1.17)	(1.17)	(1.20)	(1.20)
Return of capital	—	(0.10)	(0.03)	(0.03)	—	—
Total distributions	(0.54)	(1.12)	(1.20)	(1.20)	(1.20)	(1.20)
Net asset value, end of period	$22.61	$21.43	$22.23	$20.98	$22.49	$21.71
Total return (b)	8.08%	1.63%	12.09%	(1.38)%	9.39%	8.33%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 208,121	$ 190,093	$ 176,503	$ 142,161	$ 141,661	$ 106,393
Ratio of total expenses to average net assets	1.04% (c)	1.05%	1.04%	1.02%	0.99%	1.16% (d)
Ratio of net expenses to average net assets	1.04% (c)	1.05%	1.04%	1.02%	0.99%	1.16% (d)
Ratio of net investment income (loss) to average net assets	4.71% (c)	5.09%	5.60%	5.51%	5.49%	5.74%
Portfolio turnover rate	19%	46%	41%	33%	44%	71%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	For the year ended October 31, 2016, ratios reflect excise tax of 0.01%, which is not included in the expense cap.

See Notes to Financial Statements

First Trust Preferred Securities and Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,
Class R3 Shares		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 21.26	$ 22.02	$ 20.81	$ 22.35	$ 21.61	$ 21.13
Income from investment operations:
Net investment income (loss)	0.45 (a)	0.95 (a)	1.06 (a)	1.05 (a)	1.05 (a)	1.11 (a)
Net realized and unrealized gain (loss)	1.18	(0.70)	1.24	(1.50)	0.78	0.47
Total from investment operations:	1.63	0.25	2.30	(0.45)	1.83	1.58
Distributions paid to shareholders from:
Net investment income	(0.48)	(0.92)	(1.06)	(1.07)	(1.09)	(1.10)
Return of capital	—	(0.09)	(0.03)	(0.02)	—	—
Total distributions	(0.48)	(1.01)	(1.09)	(1.09)	(1.09)	(1.10)
Net asset value, end of period	$22.41	$21.26	$22.02	$20.81	$22.35	$21.61
Total return (b)	7.74%	1.32%	11.44%	(2.02)%	8.70%	7.73%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 713	$ 683	$ 792	$ 724	$ 756	$ 717
Ratio of total expenses to average net assets	4.42% (c)	4.20%	4.46%	4.01%	4.29%	7.42% (d)
Ratio of net expenses to average net assets	1.65% (c)	1.65%	1.65%	1.65%	1.65%	1.66% (d)
Ratio of net investment income (loss) to average net assets	4.09% (c)	4.51%	5.02%	4.87%	4.83%	5.25%
Portfolio turnover rate	19%	46%	41%	33%	44%	71%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 distribution and service fees of 0.50%, and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	For the year ended October 31, 2016, ratios reflect excise tax of 0.01%, which is not included in the expense cap.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Preferred Securities and Income Fund
April 30, 2021 (Unaudited)
1. Organization
First Trust Preferred Securities and Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers five classes of shares: Class A, Class C, Class F, Class I and Class R3. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s investment objective seeks to provide current income and total return. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings, if any) in preferred securities and other securities with similar economic characteristics. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing at the principal markets for those securities. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Bonds, notes, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2021 (Unaudited)
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2021 (Unaudited)
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2021, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis, including the amortization of premiums and accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
The Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
The United Kingdom’s Financial Conduct Authority, which regulates the London Interbank Offered Rates (“LIBOR”), announced on March 5, 2021 that all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining USD LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. The International Swaps and Derivatives Association, Inc. (“ISDA”) confirmed that the March 5, 2021 announcement constituted an index cessation event under the Interbank Offered Rates (“IBOR”) Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.
In the United States, the Alternative Reference Rates Committee (the “ARRC”), a group of market participants convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate (“SOFR”), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New York began daily publishing of SOFR in April 2018.
At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2021 (Unaudited)
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
CoBank ACB, 1.37%	03/29/18	443	$670.00	$300,133	$296,810	0.09%
Dairy Farmers of America, Inc., 7.13%	09/15/16-10/04/16	$300,000	100.50	310,125	301,500	0.10
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17	$1,000,000	113.76	1,000,000	1,137,588	0.36
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	06/06/14-03/20/15	$3,000,000	117.00	3,057,999	3,510,000	1.11
				$4,668,257	$5,245,898	1.66%
D. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2020, was as follows:
Distributions paid from:
Ordinary income	$12,809,431
Capital gains	—
Return of capital	1,229,885
As of October 31, 2020, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed capital gains	—
Total undistributed earnings	—
Accumulated capital and other losses	(16,657,569)
Net unrealized appreciation (depreciation)	4,358,765
Total accumulated earnings (losses)	(12,298,804)
Other	—
Paid-in capital	302,134,012
Total net assets	$289,835,208
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2021 (Unaudited)
when there has been a 50% change in ownership. At October 31, 2020, for federal income tax purposes, the Fund had $16,657,569 of capital loss carryforwards available to the extent provided by regulations, to offset future capital gains.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018, 2019, and 2020 remain open to federal and state audit. As of April 30, 2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
F. Expenses
The Fund pays all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
Stonebridge, a majority-owned affiliate of First Trust, serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.40% of the Fund’s average daily net assets that is paid by First Trust out of its investment advisory fee.
First Trust Capital Partners, LLC, an affiliate of First Trust, owns a 51% ownership interest in Stonebridge.
First Trust and Stonebridge have agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.15% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) until February 28, 2022 and then from exceeding 1.50% from March 1, 2022 to February 28, 2031 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust and Stonebridge are subject to recovery on the Fund’s class level, if applicable, by First Trust and Stonebridge for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the six months ended April 30, 2021 and the expenses borne by First Trust and Stonebridge subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Six Months Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2020	Six Months Ended April 30, 2021	Total
$ 19,794	$ —	$ 11,538	$ 42,450	$ 40,267	$ 19,794	$ 114,049
During the six months ended April 30, 2021, First Trust recovered $4,014 of fees that were previously waived.
Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund’s assets.
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. BNYM IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2021 (Unaudited)
also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Value	Shares	Value
Sales:
Class A	299,759	$ 6,676,465	526,639	$ 11,289,438
Class C	96,230	2,157,658	363,301	7,911,541
Class F	260	5,800	9,644	210,674
Class I	1,213,694	27,211,317	4,387,405	90,703,453
Class R3	—	—	2,232	47,573
Total Sales	1,609,943	$ 36,051,240	5,289,221	$ 110,162,679
Dividend Reinvestment:
Class A	38,737	$ 863,484	79,864	$ 1,680,903
Class C	42,370	949,960	101,234	2,142,115
Class F	798	18,033	3,459	75,202
Class I	201,066	4,508,655	394,745	8,357,010
Class R3	381	8,481	1,127	23,666
Total Dividend Reinvestment	283,352	$ 6,348,613	580,429	$ 12,278,896
Redemptions:
Class A	(208,102)	$ (4,638,185)	(350,333)	$ (7,234,990)
Class C	(187,374)	(4,190,389)	(542,882)	(11,115,275)
Class F	(3,839)	(86,764)	(157,024)	(3,549,887)
Class I	(1,080,240)	(24,202,573)	(3,848,875)	(77,779,990)
Class R3	(662)	(14,802)	(7,200)	(152,182)
Total Redemptions	(1,480,217)	$ (33,132,713)	(4,906,314)	$ (99,832,324)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2021, were $68,597,852 and $56,427,096, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25%, 1.00%, 0.15% and 0.50% of their average daily net assets each year for Class A, Class C, Class F and Class R3, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.

Notes to Financial Statements (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2021 (Unaudited)
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV have a $330 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to March 3, 2021, the commitment amount was $410 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2021.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
For the next reporting period, the Fund will use a new blended index that consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US High Yield Institutional Capital Securities Index. The new blended index is intended to reflect the proportional market cap of each segment of the preferred and hybrid securities market.

Additional Information
First Trust Preferred Securities and Income Fund
April 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. You should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. You can download the Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund’s prospectus and statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest.
The order of the below risk factors does not indicate the significance of any particular risk factor.
BANKS RISK. Banks are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. In addition, banks are subject to extensive regulation at both the federal and state level, which may affect permissible activities, profitability and the amount of capital that they must maintain.
CALL RISK. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.
CONTINGENT CONVERTIBLE SECURITIES RISK. CoCos are hybrid securities most commonly issued by banking institutions that present risks similar to debt securities and convertible securities. CoCos are distinct in that they are intended to either convert into equity or have their principal written down upon the occurrence of certain “triggers.” When an issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects, a CoCo may be written down, written off or converted into an equity security. Due to the contingent write-down, write-off and conversion feature, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may be outside its control, and the Fund may suffer a complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence. The value of CoCos is unpredictable and may be influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general.
CREDIT RISK. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.
CREDIT SPREAD RISK. From time to time, spreads (i.e., the difference in yield between debt securities that have different credit qualities or other differences) may increase, which may reduce the market value of some of the Fund’s debt securities. While the Fund may employ strategies to mitigate credit spread risk, these strategies may not be successful.
CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve

Additional Information (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2021 (Unaudited)
unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
EUROPE RISK. The Fund is subject to certain risks specifically associated with investments in the securities of European issuers. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. A significant number of countries in Europe are member states in the European Union (the “EU”), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. In a 2016 referendum, the United Kingdom elected to withdraw from the EU (“Brexit”). After years of negotiations between the United Kingdom and the EU, a withdrawal agreement was reached whereby the United Kingdom formally left the EU. As the second largest economy among EU members, the implications of the United Kingdom’s withdrawal are difficult to gauge and cannot be fully known. Its departure may negatively impact the EU and Europe as a whole by causing volatility within the EU, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region).
EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
FINANCIAL COMPANIES RISK. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans), competition from new entrants and blurred distinctions in their fields of business.
FIXED-TO-FLOATING RATE SECURITIES RISK. Fixed-to-floating rate securities are securities that have a fixed dividend rate for an initial term that converts to a floating dividend rate upon the expiration of the initial term. Securities with a floating or variable interest rate component can be less sensitive to interest rate changes than securities with fixed interest rates but may decline in value if the interest rates do not rise as much, or as quickly, as interest rates in general. While fixed-to-floating rate securities can be less sensitive to interest rate risk than fixed-rate securities they generally carry lower yields than similar fixed-rate securities.
FLOATING RATE SECURITIES RISK. Floating rate securities are structured so that the security’s coupon rate fluctuates based upon the level of a reference rate. As a result, the coupon on floating rate securities will generally decline in a falling interest rate environment, causing the Fund to experience a reduction in the income it receives from the security. A floating rate security’s coupon rate resets periodically according to the terms of the security. Consequently, in a rising interest rate environment, floating rate securities with coupon rates that reset infrequently may lag behind the changes in market interest rates. Floating rate securities may also contain terms that impose a maximum coupon rate the issuer will pay, regardless of the level of the reference rate which would decrease the value of the security.
HIGH YIELD SECURITIES RISK. High yield securities, or “junk” bonds, are subject to greater market fluctuations, are less liquid and provide a greater risk of loss than investment grade securities, and therefore, are considered to be highly speculative. In general, high yield securities may have a greater risk of default than other types of securities and could cause income and principal losses for the Fund.
HYBRID CAPITAL SECURITIES RISK. Hybrid capital securities are subject to the risks of equity securities and debt securities. The claims of holders of hybrid capital securities of an issuer are generally subordinated to those of holders of traditional debt securities in bankruptcy, and thus hybrid capital securities may be more volatile and subject to greater risk than traditional debt securities, and may in certain circumstances be even more volatile than traditional equity securities. At the same time, hybrid capital securities may not fully participate in gains of their issuer and thus potential returns of such securities are generally more limited than traditional equity securities, which would participate in such gains. The terms of hybrid capital securities may vary substantially and the risks of a particular hybrid capital security will depend upon the terms of the instrument, but may include the credit risk of the

Additional Information (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2021 (Unaudited)
issuer, as well as liquidity risk, since they often are customized to meet the needs of an issuer or a particular investor, and therefore the number of investors that buy such instruments in the secondary market may be small.
INCOME RISK. The Fund’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.
INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.
INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.
LIQUIDITY RISK. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.
MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
MARKET RISK. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. Additionally, the COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value.
NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.
OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the Fund and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
PREFERRED SECURITIES RISK. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no

Additional Information (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2021 (Unaudited)
voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
PREPAYMENT RISK. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.
REIT RISK. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real-estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.
RESTRICTED SECURITIES RISK. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. The Fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value.
SIGNIFICANT EXPOSURE RISK. To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.
VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.

Additional Information (Continued)
First Trust Preferred Securities and Income Fund
April 30, 2021 (Unaudited)
At the April 26, 2021 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee’s annual meeting held on March 16, 2021 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

This page intentionally left blank

This page intentionally left blank

This page intentionally left blank

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897
ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust/Confluence
Small Cap Value Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2021

First Trust/Confluence Small Cap Value Fund
Semi-Annual Report
April 30, 2021
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Confluence Investment Management LLC (“Confluence” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust/Confluence Small Cap Value Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of First Trust and Confluence are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust/Confluence Small Cap Value Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust/Confluence Small Cap Value Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2021.
I would like to begin my remarks by saying that this is a time for all of us to be thankful. It is astounding to me that our scientists and extended health care community successfully discovered, developed, and distributed multiple effective vaccines to treat the coronavirus (“COVID-19”) in the span of just 15 months. Suffice it to say that we are witnessing history in the making. We even received some good news recently with respect to wearing masks in public, a polarizing act for many politicians and Americans. The Centers for Disease Control and Prevention released a new set of guidelines in mid-May for those individuals who have been fully vaccinated. It essentially says fully vaccinated Americans can quit wearing their masks outdoors (even in crowds), in most indoor settings, and can drop social distancing altogether. This is a big step towards expediting the reopening of the U.S. economy.
For those who may not know, we subscribe to the buy-and-hold philosophy of investing here at First Trust Advisors L.P., even though it means enduring lots of tough times. While the notion of being able to time the market is seductive on its face, very few investors are skilled enough to make it work over time. I can think of no better example than the COVID-19 pandemic. The degree of uncertainty surrounding the onset of the virus alone was enough to make the average investor want to run for cover. And if that was not enough, the 33.8% plunge in the S&P 500® Index (the “Index”) from February 19, 2020, through March 23, 2020 (23 trading days) was a real gut check for most of us. But a funny thing happened on the way to another potential collapse of the market − it did not happen. In fact, thanks to the U.S. Federal government stepping up with trillions of dollars of timely fiscal and monetary support, the stock market roared. From March 23, 2020 through May 14, 2021, the Index posted a total return of 90.14%, according to Bloomberg. What a shame for those investors who may have moved some, or all, of their capital out of equities. What looked like a great time to de-risk turned out to be just the opposite.
The overall climate for investing looks bright for a few reasons. First, U.S. real gross domestic product (“GDP”) growth is expected to grow by 6.4% year-over-year in 2021, according to the International Monetary Fund. The last time the U.S. economy grew that fast was in 1984, when real GDP growth reached 7.2%. Second, corporate earnings are expected to recover from their 2020 slide. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for 2021 and 2022 were 33.17% and 12.87%, respectively, as of May 14, 2021. That is a significant rebound from the 12.44% decline in earnings in 2020. Third, inflation is rising, and that is exactly what the Federal Reserve has been wanting for some time. Central banks around the world have spent years battling deflationary pressures, so a little bit of inflation is welcome at this stage of the recovery. Lastly, the U.S. labor market is robust despite the talk about the millions of people who lost their jobs in the COVID-19 pandemic and are living off unemployment benefits. As of March 31, 2021, there were 8.12 million job openings in the U.S., the highest total since record-keeping began in December 2000, according to the Bureau of Labor Statistics. We need to get people back to work.
While it seems fashionable to sell fear these days, we choose to follow the data. Remember, the Index has never failed to fully recoup the losses sustained in a market correction or bear market. Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust/Confluence Small Cap Value Fund
“AT A GLANCE”
As of April 30, 2021 (Unaudited)
Fund Statistics
First Trust/Confluence Small Cap Value Fund	Net Asset Value (NAV)
Class A (FOVAX)	$37.30
Class C (FOVCX)	$32.47
Class I (FOVIX)	$38.61

Sector Allocation	% of Total Investments
Financials	23.2%
Industrials	22.5
Consumer Discretionary	12.3
Real Estate	9.2
Information Technology	8.5
Health Care	7.0
Consumer Staples	6.0
Utilities	5.6
Energy	3.2
Materials	2.5
Total	100.0%

Top Ten Holdings	% of Total Investments
Kadant, Inc.	4.2%
Movado Group, Inc.	4.0
Morningstar, Inc.	4.0
frontdoor, Inc.	3.9
BRP Group, Inc., Class A	3.7
Veritex Holdings, Inc.	3.7
Cannae Holdings, Inc.	3.7
RBC Bearings, Inc.	3.6
John Bean Technologies Corp.	3.6
Winnebago Industries, Inc.	3.4
Total	37.8%

First Trust/Confluence Small Cap Value Fund
“AT A GLANCE” (Continued)
As of April 30, 2021 (Unaudited)
Performance of a $10,000 Investment
This chart compares your Fund’s Class I performance to that of the Russell 2000® Value Index and the Russell 2000® Index from 1/11/2011 through 4/30/2021.

Performance as of April 30, 2021
	Class A Inception 2/24/2011		Class C Inception 3/2/2011		Class I Inception 1/11/2011	R2000V*	R2000*
Cumulative Total Returns	w/o sales charge	w/max 5.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charges	w/o sales charges
6 Months	39.44%	31.77%	39.36%	38.36%	39.74%	59.17%	48.06%
1 Year	45.48%	37.47%	44.44%	43.44%	46.25%	78.96%	74.91%
Average Annual Total Returns
5 Years	11.47%	10.22%	10.65%	10.65%	11.72%	13.54%	16.48%
5 Years	9.56%	8.94%	8.67%	8.67%	9.90%	10.10%	11.63%
Since Inception	10.07%	9.46%	8.84%	8.84%	10.35%	10.54%	12.23%

* Since inception return is based on the Class I Shares inception date.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specific financial market or sector. Unlike the Fund, these indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total return with sales charges includes payment of the maximum sales charge of 5.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.

Portfolio Management
First Trust/Confluence Small Cap Value Fund
Semi-Annual Report
April 30, 2021 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust/Confluence Small Cap Value Fund (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Confluence Investment Management LLC, a registered investment advisor (“Confluence” or the “Sub-Advisor”), located in St. Louis, Missouri, serves as the sub-advisor to the Fund. The investment professionals at Confluence have an average of over 20 years of portfolio management experience each. Confluence professionals have invested in a wide range of specialty finance and other financial company securities during various market cycles, working to provide attractive risk-adjusted returns to clients.
Portfolio Management Team
Mark Keller, CFA - Chief Executive Officer and Chief Investment Officer, Confluence
Daniel Winter, CFA - Senior Vice President and Chief Investment Officer - Value Equity, Confluence
Thomas Dugan, CFA - Vice President and Portfolio Manager, Confluence

First Trust/Confluence Small Cap Value Fund
Understanding Your Fund Expenses
April 30, 2021 (Unaudited)
As a shareholder of the First Trust/Confluence Small Cap Value Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2021.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period 11/1/2020 - 4/30/2021 (a)	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period 11/1/2020 - 4/30/2021 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 1,394.40	$ 9.50	$ 1,000.00	$ 1,016.86	$ 8.00	1.60%
Class C	$ 1,000.00	$ 1,393.60	$ 13.95	$ 1,000.00	$ 1,013.14	$ 11.73	2.35%
Class I	$ 1,000.00	$ 1,397.40	$ 8.02	$ 1,000.00	$ 1,018.10	$ 6.76	1.35%

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2020 through April 30, 2021), multiplied by 181/365 (to reflect the six-month period).
(b)	These expense ratios reflect expense caps.

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 89.0%
	Air Freight & Logistics – 2.1%
12,422	Forward Air Corp.	$1,096,738
	Automobiles – 3.3%
22,109	Winnebago Industries, Inc.	1,767,615
	Banks – 6.1%
35,968	Bank of Marin Bancorp.	1,273,986
57,769	Veritex Holdings, Inc.	1,951,437
		3,225,423
	Capital Markets – 3.9%
7,802	Morningstar, Inc.	2,067,608
	Commercial Services & Supplies – 3.1%
54,292	Healthcare Services Group, Inc.	1,626,046
	Diversified Consumer Services – 3.9%
38,100	frontdoor, Inc. (a)	2,039,493
	Electrical Equipment – 5.8%
30,505	Allied Motion Technologies, Inc.	1,587,785
77,011	Thermon Group Holdings, Inc. (a)	1,470,910
		3,058,695
	Electronic Equipment, Instruments & Components – 2.9%
20,345	FARO Technologies, Inc. (a)	1,543,067
	Energy Equipment & Services – 3.2%
59,507	Core Laboratories N.V.	1,676,907
	Food Products – 2.9%
9,458	J&J Snack Foods Corp.	1,556,881
	Gas Utilities – 2.9%
28,090	Northwest Natural Holding Co.	1,514,613
	Health Care Equipment & Supplies – 4.2%
33,517	Avanos Medical, Inc. (a)	1,448,270
30,319	Natus Medical, Inc. (a)	774,650
		2,222,920
	Hotels, Restaurants & Leisure – 1.0%
8,459	Nathan’s Famous, Inc.	536,554
	Insurance – 9.2%
27,440	Brown & Brown, Inc.	1,459,259
67,384	BRP Group, Inc., Class A (a)	1,955,484
31,019	James River Group Holdings Ltd.	1,461,305
		4,876,048
Shares	Description	Value

	IT Services – 5.5%
43,680	I3 Verticals, Inc., Class A (a)	$1,451,050
22,449	Perficient, Inc. (a)	1,472,879
		2,923,929
	Machinery – 11.2%
12,781	John Bean Technologies Corp.	1,858,102
12,284	Kadant, Inc.	2,186,920
9,521	RBC Bearings, Inc. (a)	1,898,773
		5,943,795
	Paper & Forest Products – 2.5%
24,710	Neenah, Inc.	1,313,831
	Personal Products – 3.0%
41,700	Edgewell Personal Care Co.	1,592,940
	Pharmaceuticals – 2.7%
57,495	Phibro Animal Health Corp., Class A	1,409,778
	Real Estate Management & Development – 3.0%
42,955	RE/MAX Holdings, Inc., Class A	1,577,737
	Textiles, Apparel & Luxury Goods – 3.9%
66,441	Movado Group, Inc.	2,084,254
	Water Utilities – 2.7%
21,513	SJW Group	1,410,177
	Total Common Stocks	47,065,049
	(Cost $34,298,743)
REAL ESTATE INVESTMENT TRUSTS – 6.1%
	Equity Real Estate Investment Trusts – 6.1%
78,908	Gladstone Commercial Corp.	1,660,224
43,088	Rayonier, Inc.	1,563,233
	Total Real Estate Investment Trusts	3,223,457
	(Cost $2,449,279)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 3.6%
	Diversified Financial Services – 3.6%
48,376	Cannae Holdings, Inc. (a)	1,920,527
	(Cost $1,229,197)
	Total Investments – 98.7%	52,209,033
	(Cost $37,977,219) (b)
	Net Other Assets and Liabilities – 1.3%	665,530
	Net Assets – 100.0%	$52,874,563

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $15,239,099 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,007,285. The net unrealized appreciation was $14,231,814.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 47,065,049	$ 47,065,049	$ —	$ —
Real Estate Investment Trusts*	3,223,457	3,223,457	—	—
Common Stocks - Business Development Companies*	1,920,527	1,920,527	—	—
Total Investments	$ 52,209,033	$ 52,209,033	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statement of Assets and Liabilities
April 30, 2021 (Unaudited)
ASSETS:
Investments, at value (Cost $37,977,219)	$ 52,209,033
Cash	802,674
Receivables:
Fund shares sold	49,721
Dividends	25,333
Prepaid expenses	25,375
Total Assets	53,112,136
LIABILITIES:
Payables:
Fund shares redeemed	142,593
Investment advisory fees	30,888
Audit and tax fees	20,836
Transfer agent fees	17,306
Administrative fees	8,684
Registration fees	7,827
12b-1 distribution and service fees	2,632
Trustees’ fees and expenses	1,842
Shareholder reporting fees	1,688
Commitment and administrative agency fees	1,543
Custodian fees	964
Financial reporting fees	733
Other liabilities	37
Total Liabilities	237,573
NET ASSETS	$52,874,563
NET ASSETS consist of:
Paid-in capital	$ 39,776,872
Par value	13,836
Accumulated distributable earnings (loss)	13,083,855
NET ASSETS	$52,874,563
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $4,836,790 and 129,662 shares of beneficial interest issued and outstanding)	$37.30
Maximum sales charge (5.50% of offering price)	2.17
Maximum offering price to public	$39.47
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $1,974,650 and 60,815 shares of beneficial interest issued and outstanding)	$32.47
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $46,063,123 and 1,193,150 shares of beneficial interest issued and outstanding)	$38.61

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statement of Operations
For the Six Months Ended April 30, 2021 (Unaudited)
INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $89)	$ 352,425
Interest	46
Total investment income	352,471
EXPENSES:
Investment advisory fees	234,300
Transfer agent fees	42,276
Registration fees	35,638
Administrative fees	26,035
Audit and tax fees	23,233
Commitment and administrative agency fees	20,539
Shareholder reporting fees	17,939
12b-1 distribution and/or service fees:
Class A	5,019
Class C	10,433
Trustees’ fees and expenses	8,075
Financial reporting fees	4,587
Custodian fees	4,527
Legal fees	2,459
Listing expense	1,041
Other	1,056
Total expenses	437,157
Fees waived and expenses reimbursed by the investment advisor	(105,396)
Net expenses	331,761
NET INVESTMENT INCOME (LOSS)	20,710
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	55,850
Net change in unrealized appreciation (depreciation) on investments	14,151,571
NET REALIZED AND UNREALIZED GAIN (LOSS)	14,207,421
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 14,228,131
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended 10/31/2020
OPERATIONS:
Net investment income (loss)	$ 20,710	$ (64,512)
Net realized gain (loss)	55,850	(1,090,820)
Net change in unrealized appreciation (depreciation)	14,151,571	(1,923,083)
Net increase (decrease) in net assets resulting from operations	14,228,131	(3,078,415)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	10,643,571	24,850,336
Cost of shares redeemed	(6,621,012)	(14,178,172)
Net increase (decrease) in net assets resulting from capital transactions	4,022,559	10,672,164
Total increase (decrease) in net assets	18,250,690	7,593,749
NET ASSETS:
Beginning of period	34,623,873	27,030,124
End of period	$52,874,563	$34,623,873

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights
For a Share outstanding throughout each period
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,
Class A Shares		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 26.75	$ 30.95	$ 33.98	$ 34.48	$ 27.81	$ 26.34
Income from investment operations:
Net investment income (loss) (a)	(0.01)	(0.10)	(0.08)	(0.20)	(0.16)	(0.10)
Net realized and unrealized gain (loss)	10.56	(4.10)	0.83	1.63	7.20	1.97
Total from investment operations	10.55	(4.20)	0.75	1.43	7.04	1.87
Distributions paid to shareholders from:
Net realized gain	—	—	(3.78)	(1.93)	(0.37)	(0.40)
Net asset value, end of period	$37.30	$26.75	$30.95	$33.98	$34.48	$27.81
Total return (b)	39.44%	(13.57)%	4.77%	4.16%	25.53%	7.22%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 4,837	$ 3,326	$ 8,612	$ 6,692	$ 5,656	$ 3,767
Ratio of total expenses to average net assets	2.48% (c)	2.69%	2.66%	2.71%	3.56%	5.69%
Ratio of net expenses to average net assets	1.60% (c)	1.60%	1.60%	1.60%	1.60%	1.61% (d)
Ratio of net investment income (loss) to average net assets	(0.08)% (c)	(0.34)%	(0.28)%	(0.56)%	(0.50)%	(0.38)%
Portfolio turnover rate	5%	18%	25%	35%	28%	15%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.60%.
See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,
Class C Shares		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 23.29	$ 27.30	$ 30.61	$ 31.47	$ 25.61	$ 24.51
Income from investment operations:
Net investment income (loss) (a)	(0.12)	(0.26)	(0.27)	(0.42)	(0.36)	(0.28)
Net realized and unrealized gain (loss)	9.30	(3.75)	0.74	1.49	6.59	1.78
Total from investment operations	9.18	(4.01)	0.47	1.07	6.23	1.50
Distributions paid to shareholders from:
Net realized gain	—	—	(3.78)	(1.93)	(0.37)	(0.40)
Net asset value, end of period	$32.47	$23.29	$27.30	$30.61	$31.47	$25.61
Total return (b)	39.36%	(14.65)%	4.33%	3.34%	24.58%	6.28%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,975	$ 1,811	$ 2,671	$ 3,621	$ 3,962	$ 3,237
Ratio of total expenses to average net assets	3.75% (c)	4.06%	3.87%	3.69%	4.45%	6.28%
Ratio of net expenses to average net assets	2.35% (c)	2.35%	2.35%	2.35%	2.35%	2.36% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (c)	(1.05)%	(1.03)%	(1.31)%	(1.25)%	(1.12)%
Portfolio turnover rate	5%	18%	25%	35%	28%	15%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 2.35%.

See Notes to Financial Statements

First Trust/Confluence Small Cap Value Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,
Class I Shares		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 27.63	$ 31.76	$ 34.65	$ 35.07	$ 28.40	$ 26.84
Income from investment operations:
Net investment income (loss) (a)	0.03	(0.03)	(0.01)	(0.11)	(0.09)	(0.05)
Net realized and unrealized gain (loss)	10.95	(4.10)	0.90	1.62	7.13	2.01
Total from investment operations	10.98	(4.13)	0.89	1.51	7.04	1.96
Distributions paid to shareholders from:
Net realized gain	—	—	(3.78)	(1.93)	(0.37)	(0.40)
Net asset value, end of period	$38.61	$27.63	$31.76	$34.65	$35.07	$28.40
Total return (b)	39.74%	(13.00)%	5.14%	4.30%	24.99%	7.46%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 46,063	$ 29,487	$ 15,747	$ 11,302	$ 7,273	$ 2,101
Ratio of total expenses to average net assets	1.71% (c)	1.96%	2.22%	2.33%	3.22%	5.63%
Ratio of net expenses to average net assets	1.35% (c)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	0.15% (c)	(0.11)%	(0.02)%	(0.29)%	(0.28)%	(0.16)%
Portfolio turnover rate	5%	18%	25%	35%	28%	15%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
See Notes to Financial Statements

Notes to Financial Statements
First Trust/Confluence Small Cap Value Fund
April 30, 2021 (Unaudited)
1. Organization
First Trust/Confluence Small Cap Value Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s investment objective is to seek to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in equity securities of U.S. listed companies with small market capitalizations (“Small-Cap Companies”) at the time of investment that Confluence Investment Management LLC (“Confluence” or the “Sub-Advisor”) believes have produced solid returns over extended periods of time. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”) and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2021 (Unaudited)
appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2021, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including the amortization of premiums and the accretion of discounts. Income is allocated on a pro rata basis to each class of shares.
The Fund may hold REITs. Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
The Fund holds shares of business development companies (“BDCs”). The Fund records the character of distributions received from the BDCs during the year based on estimates available. The tax character of distributions received from these securities may vary when reported by the issuer after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
The Fund will distribute to holders of its shares semi-annual dividends of all or a portion of its net income. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2021 (Unaudited)
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2020, was as follows:
Distributions paid from:
Ordinary income	$—
Capital gains	—
Return of capital	—
As of October 31, 2020, the components of distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed capital gains	—
Total undistributed earnings	—
Accumulated capital and other losses	(1,187,791)
Net unrealized appreciation (depreciation)	80,243
Total accumulated earnings (losses)	(1,107,548)
Other	(36,728)
Paid-in capital	35,768,149
Total net assets	$34,623,873
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, the Fund had $1,130,537 of non-expiring net capital loss carryforwards for federal income tax purposes.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018, 2019, and 2020 remain open to federal and state audit. As of April 30, 2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
E. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2021 (Unaudited)
these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
Confluence serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a monthly sub-advisory fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets that is paid by First Trust out of its investment advisory fee.
First Trust and Confluence have agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.35% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) until February 28, 2022 and then from exceeding 1.70% from March 1, 2022 to February 28, 2031 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust and Confluence are subject to recovery on the Fund’s class level, if applicable, by First Trust and Confluence for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. The advisory fee waiver and expense reimbursement for the six months ended April 30, 2021 and the expenses borne by First Trust and Confluence subject to recovery were as follows:
Expenses Subject to Recovery
Advisory Fee Waiver	Expense Reimbursement	Six Months Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2020	Six Months Ended April 30, 2021	Total
$ 105,396	$ —	$ 109,737	$ 253,404	$ 234,495	$ 105,396	$ 703,032
Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s administrator, fund accountant and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BBH is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BBH is responsible for custody of the Fund’s assets.
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. BNYM IS is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2021 (Unaudited)
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Value	Shares	Value
Sales:
Class A	28,289	$ 991,850	26,001	$ 761,076
Class C	9,749	283,599	23,357	553,787
Class I	264,671	9,368,122	839,947	23,535,473
Total Sales	302,709	$ 10,643,571	889,305	$ 24,850,336
Dividend Reinvestment:
Class A	—	$ —	—	$ —
Class C	—	—	—	—
Class I	—	—	—	—
Total Dividend Reinvestment	—	$ —	—	$ —
Redemptions:
Class A	(22,994)	$ (726,150)	(179,871)	$ (5,399,489)
Class C	(26,668)	(792,721)	(43,480)	(1,082,702)
Class I	(138,806)	(5,102,141)	(268,391)	(7,695,981)
Total Redemptions	(188,468)	$ (6,621,012)	(491,742)	$ (14,178,172)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2021, were $5,562,618 and $2,067,565, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund III and First Trust Exchange-Traded Fund IV have a $330 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to March 3, 2021, the commitment amount was $410 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2021.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2021 (Unaudited)
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust/Confluence Small Cap Value Fund
April 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. You should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. You can download the Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund’s statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest.
The order of the below risk factors does not indicate the significance of any particular risk factor.
CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the securities issuers or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
EQUITY SECURITIES RISK. The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
FINANCIAL COMPANIES RISK. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans), competition from new entrants and blurred distinctions in their fields of business.
INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Examples of industrials companies include companies involved in the production of electrical equipment and components, industrial products, manufactured housing and telecommunications equipment, as well as defense and aerospace companies. General risks of industrials companies include the general state of the economy, exchange rates, commodity prices, intense competition, consolidation, domestic and international politics, government regulation, import controls, excess capacity, consumer demand and spending trends. In addition, industrials companies may also be significantly affected by overall capital spending levels, economic cycles, rapid technological changes, delays in modernization, labor relations, environmental liabilities, governmental and product liability and e-commerce initiatives.

Additional Information (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2021 (Unaudited)
MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
MARKET CAPITALIZATION RISK. There can be no assurance that the securities held by the Fund will stay within the Fund’s intended market capitalization range. As a result, the Fund may be exposed to additional risk or investors may not be given the opportunity to invest fully in a certain market capitalization range.
MARKET RISK. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. Additionally, the COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value.
OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the Fund and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
SIGNIFICANT EXPOSURE RISK. To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.
SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.
VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.

Additional Information (Continued)
First Trust/Confluence Small Cap Value Fund
April 30, 2021 (Unaudited)
At the April 26, 2021 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee’s annual meeting held on March 16, 2021 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund that is required under the Program to have one, and any material changes to the Program. Note that because the Fund primarily holds assets that are highly liquid investments, the Fund has not adopted a highly liquid investment minimum.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

This page intentionally left blank

This page intentionally left blank

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Confluence Investment Management LLC
20 Allen Avenue, Suite 300
Saint Louis, MO 63119
ADMINISTRATOR,
FUND ACCOUNTANT &
CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Short Duration
High Income Fund

Semi-Annual Report
For the Six Months Ended
April 30, 2021

First Trust Short Duration High Income Fund
Semi-Annual Report
April 30, 2021
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Short Duration High Income Fund (the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

Shareholder Letter
First Trust Short Duration High Income Fund
Semi-Annual Letter from the Chairman and CEO
April 30, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Short Duration High Income Fund (the “Fund”), which contains detailed information about the Fund for the six months ended April 30, 2021.
I would like to begin my remarks by saying that this is a time for all of us to be thankful. It is astounding to me that our scientists and extended health care community successfully discovered, developed, and distributed multiple effective vaccines to treat the coronavirus (“COVID-19”) in the span of just 15 months. Suffice it to say that we are witnessing history in the making. We even received some good news recently with respect to wearing masks in public, a polarizing act for many politicians and Americans. The Centers for Disease Control and Prevention released a new set of guidelines in mid-May for those individuals who have been fully vaccinated. It essentially says fully vaccinated Americans can quit wearing their masks outdoors (even in crowds), in most indoor settings, and can drop social distancing altogether. This is a big step towards expediting the reopening of the U.S. economy.
For those who may not know, we subscribe to the buy-and-hold philosophy of investing here at First Trust Advisors L.P., even though it means enduring lots of tough times. While the notion of being able to time the market is seductive on its face, very few investors are skilled enough to make it work over time. I can think of no better example than the COVID-19 pandemic. The degree of uncertainty surrounding the onset of the virus alone was enough to make the average investor want to run for cover. And if that was not enough, the 33.8% plunge in the S&P 500® Index (the “Index”) from February 19, 2020, through March 23, 2020 (23 trading days) was a real gut check for most of us. But a funny thing happened on the way to another potential collapse of the market − it did not happen. In fact, thanks to the U.S. Federal government stepping up with trillions of dollars of timely fiscal and monetary support, the stock market roared. From March 23, 2020 through May 14, 2021, the Index posted a total return of 90.14%, according to Bloomberg. What a shame for those investors who may have moved some, or all, of their capital out of equities. What looked like a great time to de-risk turned out to be just the opposite.
The overall climate for investing looks bright for a few reasons. First, U.S. real gross domestic product (“GDP”) growth is expected to grow by 6.4% year-over-year in 2021, according to the International Monetary Fund. The last time the U.S. economy grew that fast was in 1984, when real GDP growth reached 7.2%. Second, corporate earnings are expected to recover from their 2020 slide. Bloomberg’s consensus year-over-year earnings growth rate estimates for the Index for 2021 and 2022 were 33.17% and 12.87%, respectively, as of May 14, 2021. That is a significant rebound from the 12.44% decline in earnings in 2020. Third, inflation is rising, and that is exactly what the Federal Reserve has been wanting for some time. Central banks around the world have spent years battling deflationary pressures, so a little bit of inflation is welcome at this stage of the recovery. Lastly, the U.S. labor market is robust despite the talk about the millions of people who lost their jobs in the COVID-19 pandemic and are living off unemployment benefits. As of March 31, 2021, there were 8.12 million job openings in the U.S., the highest total since record-keeping began in December 2000, according to the Bureau of Labor Statistics. We need to get people back to work.
While it seems fashionable to sell fear these days, we choose to follow the data. Remember, the Index has never failed to fully recoup the losses sustained in a market correction or bear market. Stay the course!
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

First Trust Short Duration High Income Fund
“AT A GLANCE”
As of April 30, 2021 (Unaudited)
Fund Statistics
First Trust Short Duration High Income Fund	Net Asset Value (NAV)
Class A (FDHAX)	$19.66
Class C (FDHCX)	$19.65
Class I (FDHIX)	$19.67

Credit Quality(1)	% of Senior Loans and other Debt Securities(2)
BB+	0.3%
BB	1.2
BB-	5.7
B+	15.9
B	39.5
B-	23.0
CCC+	8.5
CCC	3.0
CCC-	0.4
D	2.0
Not Rated	0.5
Total	100.0%

Top 10 Issuers	% of Senior Loans and other Securities(2)
Internet Brands, Inc. (Web MD/MH Sub I, LLC)	3.4%
Alliant Holdings I, LLC	2.8
Endo, LLC	2.5
Hyland Software, Inc.	2.3
Verscend Technologies, Inc. (Cotiviti)	2.2
Caesars Resort Collection, LLC	2.2
athenahealth, Inc. (VVC Holding Corp.)	2.1
CHG Healthcare Services, Inc.	2.1
Applied Systems, Inc.	2.1
Mallinckrodt International Finance S.A.	2.0
Total	23.7%
Industry Classification	% of Senior Loans and Other Securities(2)
Software	23.3%
Health Care Providers & Services	17.0
Pharmaceuticals	9.7
Hotels, Restaurants & Leisure	8.4
Insurance	7.4
Health Care Technology	6.3
Media	4.6
Diversified Telecommunication Services	4.0
Containers & Packaging	2.5
Commercial Services & Supplies	1.9
Professional Services	1.6
Specialty Retail	1.6
Entertainment	1.6
Machinery	1.5
Diversified Consumer Services	1.4
Electric Utilities	1.2
Building Products	1.2
Diversified Financial Services	0.9
Aerospace & Defense	0.6
Electrical Equipment	0.6
Auto Components	0.5
Airlines	0.5
Oil, Gas & Consumable Fuels	0.3
Food Products	0.3
Automobiles	0.3
Household Durables	0.3
Construction & Engineering	0.2
Independent Power & Renewable Electricity Producers	0.1
Communications Equipment	0.1
Textiles, Apparel & Luxury Goods	0.1
Life Sciences Tools & Services	0.0*
Total	100.0%

*	Amount is less than 0.1%.

Dividend Distributions	A Shares	C Shares	I Shares
Current Monthly Distribution per Share(3)	$0.0509	$0.0386	$0.0550
Current Distribution Rate on NAV(4)	3.11%	2.36%	3.36%
(1)	The ratings are by Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to its debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not the Fund or its shares. Credit ratings are subject to change.
(2)	Percentages are based on long-term positions. Money market funds are excluded.
(3)	Most recent distribution paid or declared through 4/30/2021. Subject to change in the future.
(4)	Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by NAV as of 4/30/2021. Subject to change in the future.

First Trust Short Duration High Income Fund
“AT A GLANCE” (Continued)
As of April 30, 2021 (Unaudited)
Performance of a $10,000 Investment
This chart compares your Fund’s Class I performance to that of the ICE BofA US High Yield Constrained Index, the S&P/LSTA Leveraged Loan Index and the Blended Index(5).

Performance as of April 30, 2021
	A Shares Inception 11/1/2012		C Shares Inception 11/1/2012		I Shares Inception 11/1/2012	Blended Index*	HUC0*	SPBDAL*
Cumulative Total Returns	w/o sales charge	w/max 3.50% sales charge	w/o sales charge	w/max 1.00% contingent deferred sales charge	w/o sales charge	w/o sales charges	w/o sales charges	w/o sales charges
6 Months	5.60%	1.88%	5.21%	4.21%	5.67%	7.07%	8.13%	6.00%
1 Year	11.80%	7.89%	10.92%	9.92%	12.08%	18.06%	20.01%	16.10%
Average Annual Total Returns
5 Years	4.29%	3.55%	3.53%	3.53%	4.56%	6.15%	7.32%	4.98%
Since Inception	4.11%	3.67%	3.34%	3.34%	4.37%	5.11%	6.00%	4.20%
30-Day SEC Yield(6)	2.62%		1.96%		2.96%	N/A	N/A	N/A

* Since inception return is based on inception date of the Fund.
Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Performance of share classes will vary due to differences in sales charges and expenses. Total returns with sales charges include payment of the maximum sales charge of 3.50% for Class A Shares, a contingent deferred sales charge (“CDSC”) of 1.00% for Class C Shares in year one and Rule 12b-1 service fees of 0.25% per year of average daily net assets for Class A Shares and combined Rule 12b-1 distribution and service fees of 1.00% per year of average daily net assets for Class C Shares. Class I Shares do not have a front-end sales charge or a CDSC, nor do they pay distribution or service fees.
(5)	The Blended Index return is a 50/50 split between the ICE BofA US High Yield Constrained Index and the S&P/LSTA Leveraged Loan Index returns. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.
(6)	30-day SEC yield is calculated by dividing the net investment income per share earned during the most recent 30-day period by the maximum offering price per share on the last day of the period. The reported SEC yields are subsidized. The subsidized yields reflect the waiver and/or a reimbursement of Fund expenses, which has the effect of lowering the Fund’s expense ratio and generating a higher yield.

Portfolio Management
First Trust Short Duration High Income Fund
Semi-Annual Report
April 30, 2021 (Unaudited)
Advisor
The First Trust Advisors L.P. (“First Trust”) Leveraged Finance Team is comprised of 16 experienced investment professionals specializing in below investment grade securities. The team is comprised of portfolio management, research, trading and operations personnel. As of April 30, 2021, the First Trust Leveraged Finance Team managed or supervised approximately $6.56 billion in senior secured bank loans and high yield bonds. These assets are managed across various strategies, including three closed-end funds, an open-end fund, three exchange-traded funds, and a series of unit investment trusts on behalf of retail and institutional clients.
Portfolio Management Team
William Housey, CFA – Managing Director of Fixed Income and Senior Portfolio Manager
Jeffrey Scott, CFA – Senior Vice President and Portfolio Manager

First Trust Short Duration High Income Fund
Understanding Your Fund Expenses
April 30, 2021 (Unaudited)
As a shareholder of the First Trust Short Duration High Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A Shares and contingent deferred sales charges on the lesser of purchase price or redemption proceeds of Class C Shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2021.
Actual Expenses
The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) or contingent deferred sales charges. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Expenses			Hypothetical (5% Return Before Expenses)
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period 11/1/2020 - 4/30/2021 (a)	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period 11/1/2020 - 4/30/2021 (a)	Annualized Expense Ratios (b)
Class A	$ 1,000.00	$ 1,056.00	$ 6.17	$ 1,000.00	$ 1,018.79	$ 6.06	1.21%
Class C	$ 1,000.00	$ 1,052.10	$ 9.97	$ 1,000.00	$ 1,015.08	$ 9.79	1.96%
Class I	$ 1,000.00	$ 1,056.70	$ 4.90	$ 1,000.00	$ 1,020.03	$ 4.81	0.96%

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (November 1, 2020 through April 30, 2021), multiplied by 181/365 (to reflect the six-month period).
(b)	These expense ratios reflect expense caps.

First Trust Short Duration High Income Fund
Portfolio of Investments
April 30, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 76.4%
	Aerospace & Defense – 0.6%
$235,847	BBA Aviation (Signature Aviation US Holdings, Inc./Brown Group), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	04/30/28	$234,594
300,079	Peraton Corp., Delayed Funding Term Loan	4.50%	02/28/28	299,704
170,509	Peraton Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/28/28	170,296
353,228	Spirit Aerosystems, Inc., Term Loan B, 1 Mo. LIBOR + 5.25%, 0.75% Floor	6.00%	01/30/25	355,877
				1,060,471
	Airlines – 0.4%
610,125	American Airlines, Inc. (AAdvantage Loyalty IP Ltd.), Initial Term Loan , 3 Mo. LIBOR + 4.75%, 0.75% Floor	5.50%	03/24/28	626,903
	Apparel, Accessories & Luxury Goods – 0.1%
156,317	Careismatic Brands/New Trojan, Inc. (fka Strategic Partners), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	01/31/28	155,731
	Application Software – 16.5%
539,840	CCC Information Services, Inc. (Cypress), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	04/26/24	539,888
1,511,352	Epicor Software Corp., New Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/30/27	1,508,254
355,917	Flexera Software, LLC, 2020 Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	356,426
1,576,445	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/01/27	1,576,445
2,399,541	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	12/01/27	2,403,140
3,853,976	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	07/01/24	3,855,171
701,260	Imprivata, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	11/30/27	700,187
571,716	Inmar, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	05/01/24	565,998
2,633,997	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	2,630,704
1,102,775	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2nd Lien Term Loan, 1 Mo. LIBOR + 6.25%, 0.00% Floor	6.36%	02/15/29	1,112,424
1,902,991	Internet Brands, Inc. (Web MD/MH Sub I, LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	09/13/24	1,884,228
1,601,376	LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	4.86%	08/31/27	1,597,869
2,450,932	McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.86%	09/30/24	2,449,094
1,402,137	Micro Focus International (MA Financeco, LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	06/05/25	1,406,806
271,658	N-Able, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/30/28	270,979
532,169	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	03/31/28	529,445
3,264,161	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	02/05/24	3,213,632
1,815,819	Solera Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	03/03/23	1,804,961
69,176	Ultimate Kronos Group (UKG, Inc.), New Term Loan, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	05/03/26	69,197
202,050	Veeam Software Holdings Limited (VS Buyer, LLC), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	02/28/27	200,282
				28,675,130

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Auto Parts & Equipment – 0.5%
$234,251	Clarios Global L.P. (Power Solutions), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	04/30/26	$231,674
524,464	Lumileds (Bright Bidco B.V.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/30/24	399,878
232,916	Truck Hero, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/31/28	232,308
				863,860
	Broadcasting – 1.0%
149,625	E.W. Scripps Company, Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	12/31/27	149,275
740,020	iHeartCommunications, Inc., Incremental Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	05/01/26	740,019
802,915	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	04/29/26	792,381
90,192	Univision Communications, Inc., Extended Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	03/24/26	90,264
				1,771,939
	Building Products – 0.1%
38,950	Hillman (The) Group, Inc., Delayed Draw Term Loan	3.25%	02/24/28	38,717
191,830	Hillman (The) Group, Inc., Term Loan B1, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	02/24/28	190,679
				229,396
	Casinos & Gaming – 5.2%
263,114	Bally’s Corp. (fka Twin River), Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	2.95%	05/10/26	260,482
130,794	Caesars Resort Collection, LLC, Term B-1 Loans, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.61%	06/30/25	131,094
3,587,539	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	12/22/24	3,545,817
2,655,538	Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	2,620,910
2,609,399	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	08/14/24	2,569,762
				9,128,065
	Construction & Engineering – 0.2%
78,734	Pike Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.12%	01/20/28	78,354
200,750	Westinghouse Electric (Brookfield WEC Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	08/01/25	198,341
				276,695
	Electric Utilities – 1.2%
2,042,814	PG&E Corp., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/23/25	2,033,887
	Electrical Components & Equipment – 0.6%
978,559	Array Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	10/14/27	975,506
	Environmental & Facilities Services – 1.1%
1,602,572	Packers Holdings, LLC (PSSI), Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	1,584,880
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Environmental & Facilities Services (Continued)
$384,570	TruGreen L.P., Second Refinancing Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	11/02/27	$384,089
				1,968,969
	Health Care Distributors – 0.6%
554,583	Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.36%	07/09/25	552,071
475,500	Radiology Partners, Inc., Term Loan B, 12 Mo. LIBOR + 4.25%, 0.29% Floor	4.54%	07/09/25	473,346
				1,025,417
	Health Care Services – 13.1%
238,893	AccentCare (Pluto Acquisition I, Inc.), Incremental Term Loan, 1 Mo. LIBOR + 5.00%, 0.50% Floor	5.50%	06/20/26	239,789
1,393,740	ADMI Corp. (Aspen Dental), Term Loan B2, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	12/23/27	1,381,252
1,035,745	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	1,018,790
3,537,133	athenahealth, Inc. (VVC Holding Corp.), Term Loan B-1, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.45%	02/11/26	3,545,976
652,218	Aveanna Healthcare, LLC, Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	03/16/24	649,975
683,209	Brightspring Health (Phoenix Guarantor, Inc.), Incremental Term Loan B-3, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	03/05/26	676,719
3,514,334	CHG Healthcare Services, Inc., Term Loan, 6 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	06/07/23	3,502,807
771,109	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/31/28	769,821
25,704	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan C, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/31/28	25,661
570,025	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Incremental Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	567,648
2,429,058	Envision Healthcare Corporation, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.86%	10/10/25	2,031,688
538,405	Exam Works (Gold Merger Co., Inc.), Term B-1 Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	07/27/23	537,829
20,286	Global Medical Response, Inc. (fka Air Medical), 2020 Refinancing Term Loan, 3 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	10/15/25	20,306
94,765	Global Medical Response, Inc. (fka Air Medical), 2020 Refinancing Term Loan, 6 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	10/15/25	94,860
537,451	Help at Home (HAH Group Holding Company, LLC), Initial Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	538,123
830,001	Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	11/30/27	829,486
542,905	Radnet Management, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/22/28	539,963
147,270	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.75% Floor	5.50%	02/28/28	145,613
1,646,928	Surgery Centers Holdings, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/31/26	1,639,978
1,196,314	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	1,112,165
498,705	U.S. Anesthesia Partners Intermediate Holdings, Inc., Term Loan B, 6 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	06/23/24	490,810

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$2,341,726	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.13%	06/28/26	$2,288,311
87,427	US Radiology Specialists, Inc., Term Loan B, 3 Mo. LIBOR + 5.50%, 0.75% Floor	6.25%	12/31/27	87,693
				22,735,263
	Health Care Technology – 4.7%
31,022	Change Healthcare Holdings, LLC, Closing Date Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	30,973
1,052,655	Change Healthcare Holdings, LLC, Closing Date Term Loan, 3 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	1,050,981
829,328	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), Initial Term Loan, 1 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	12/31/25	830,365
793,779	Ensemble RCM, LLC (Ensemble Health), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	3.94%	08/01/26	791,366
56,975	eResearch Technology, Inc. (ERT), Incremental Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	02/04/27	57,070
196,019	Inovalon Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.88%	04/02/25	194,345
149,215	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	148,096
88,788	Press Ganey (Azalea TopCo, Inc.), Incremental Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	07/25/26	88,603
253,441	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	07/25/26	250,970
3,169,400	Verscend Technologies, Inc. (Cotiviti), New Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.11%	08/27/25	3,166,421
1,544,639	Zelis Payments Buyer, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.62%	09/30/26	1,534,985
				8,144,175
	Homefurnishing Retail – 0.3%
464,828	Rent-A-Center, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	02/15/28	467,538
	Household Appliances – 0.2%
418,429	Traeger Grills (TGP Holdings III, LLC), 2018 Refinancing Term Loan, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	09/25/24	417,777
	Industrial Machinery – 1.4%
907,244	Gates Global, LLC, Term Loan B-3, 1 Mo. LIBOR + 2.75%, 0.75% Floor	3.50%	03/31/27	903,325
1,602,444	Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), Term Loan B, 6 Mo. LIBOR + 4.25%, 0.00% Floor	4.48%	07/31/27	1,604,447
				2,507,772
	Insurance Brokers – 5.6%
3,587,885	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	05/09/25	3,540,596
1,815,035	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	02/12/27	1,796,322
872,295	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	01/27/27	863,477
359,877	Cross Financial Corp., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	09/15/27	360,327
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$1,925	HUB International Limited, Initial Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	3.15%	04/25/25	$1,898
746,796	HUB International Limited, Initial Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	3.18%	04/25/25	736,460
1,493,086	HUB International Limited, New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/25/25	1,490,757
133,168	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	09/01/27	132,835
854,010	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	3.20%	05/15/24	844,403
				9,767,075
	Integrated Telecommunication Services – 2.5%
1,503,878	Frontier Communications Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	10/08/27	1,497,607
2,635,666	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	3.87%	01/31/26	2,611,945
268,378	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.20%	08/14/26	267,323
				4,376,875
	Managed Health Care – 0.7%
1,198,066	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	06/07/23	1,191,333
	Metal & Glass Containers – 0.3%
211,566	Altium Packaging (fka Consolidated Container), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	02/15/28	209,230
359,856	PODS, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	03/26/28	358,122
				567,352
	Movies & Entertainment – 1.5%
314,010	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (c)	15.25%	05/23/24	393,410
2,292,559	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	02/28/25	1,963,622
174,588	PUG, LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.61%	02/12/27	169,133
				2,526,165
	Office Services & Supplies – 0.7%
1,169,098	Dun & Bradstreet Corp., Refinancing Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	02/08/26	1,162,153
	Other Diversified Financial Services – 0.9%
1,569,437	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	01/31/28	1,561,841
	Packaged Foods & Meats – 0.2%
115,871	BellRing Brands, LLC, New Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/21/24	116,595
230,760	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	07/07/24	231,164
70,783	Weight Watchers International, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	04/13/28	70,730
				418,489

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Paper Packaging – 1.7%
$2,919,235	Graham Packaging Company, L.P., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	08/04/27	$2,909,952
	Pharmaceuticals – 3.6%
313,567	Akorn, Inc., Exit Take Back Term Loan , 3 Mo. LIBOR + 7.50%, 1.00% Floor (d)	8.50%	09/30/25	320,820
673,848	Jazz Pharmaceuticals, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	05/31/28	675,250
1,948,865	Mallinckrodt International Finance S.A., 2017 Term Loan B, 6 Mo. LIBOR + 5.25%, 0.75% Floor (e)	6.00%	09/24/24	1,891,627
289,308	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 6 Mo. LIBOR + 5.50%, 0.75% Floor (e)	6.25%	02/24/25	280,886
1,384,155	Nestle Skin Health (Sunshine Lux VII SARL/Galderma), 2021 Term Loan B-3, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	10/02/26	1,383,504
1,706,220	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.86%	09/27/24	1,689,874
				6,241,961
	Publishing – 0.1%
175,043	Meredith Corp., Tranche B-3 Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	01/31/25	177,595
	Research & Consulting Services – 1.5%
1,424,743	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	10/31/26	1,424,743
341,981	Corelogic, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	06/30/28	339,949
765,471	Nielsen Consumer, Inc. (Indy US Holdco, LLC), Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.11%	03/05/28	763,718
44,072	Nielsen Finance LLC (VNU, Inc.), Term Loan B5, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	06/30/25	44,124
				2,572,534
	Restaurants – 1.4%
149,625	IRB Holding Corp. (Arby’s/Inspire Brands), Fourth Amendment Incremental Term Loan B, 6 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	12/31/27	149,205
4,858	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	4,819
1,880,164	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 6 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	1,865,085
497,542	Zaxby’s Operating Company L.P., 1st Lien Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	12/30/27	497,542
				2,516,651
	Specialized Consumer Services – 1.3%
1,262,057	Asurion, LLC, Second Lien Term Loan B-3, 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.36%	02/05/28	1,279,410
1,049,284	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.11%	11/03/23	1,046,440
				2,325,850
	Specialty Stores – 1.2%
731,781	Bass Pro Group, LLC (Great Outdoors Group, LLC), Term Loan B, 6 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	03/15/28	734,298
940,750	Petco Animal Supplies, Inc., Initial Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/03/28	934,739
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Specialty Stores (Continued)
$382,250	Petsmart, Inc., Initial Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/15/28	$383,015
				2,052,052
	Systems Software – 5.4%
3,221,320	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	09/19/24	3,207,243
44,860	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. PRIME + 2.00%, 3.25% Floor	5.25%	09/19/24	44,664
230,570	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor	6.25%	09/19/25	231,914
307,553	BeyondTrust (Brave Parent Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.11%	04/19/25	307,074
2,609,416	BMC Software Finance, Inc. (Boxer Parent), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.86%	10/02/25	2,594,359
467,477	Idera, Inc., Initial Term Loan, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/15/28	463,484
137,516	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	135,024
352,112	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	345,732
471,185	Riverbed Technology, Inc., New Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/30/25	445,726
973,346	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.68%	03/05/27	963,389
595,450	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.36%	03/15/26	588,752
				9,327,361
	Total Senior Floating-Rate Loan Interests			132,759,733
	(Cost $133,270,253)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 12.3%
	Airlines – 0.1%
176,000	Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets Ltd. (f)	6.50%	06/20/27	192,993
	Alternative Carriers – 0.1%
240,000	Cogent Communications Group, Inc. (f)	3.50%	05/01/26	240,000
	Application Software – 0.2%
291,000	LogMeIn, Inc. (f)	5.50%	08/31/27	303,696
	Automobile Manufacturers – 0.2%
342,000	Ford Motor Co.	9.00%	04/22/25	418,150
	Automotive Retail – 0.1%
155,000	KAR Auction Services, Inc. (f)	5.13%	06/01/25	157,354
	Broadcasting – 3.3%
572,000	Cumulus Media New Holdings, Inc. (f)	6.75%	07/01/26	590,330
410,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (f)	5.38%	08/15/26	299,813
1,097,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (f)	6.63%	08/15/27	596,856
500,000	E.W. Scripps (The) Co. (f)	5.13%	05/15/25	514,405
500,000	Gray Television, Inc. (f)	7.00%	05/15/27	546,752
675,000	iHeartCommunications, Inc.	8.38%	05/01/27	725,119

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Broadcasting (Continued)
$625,000	iHeartCommunications, Inc. (f)	4.75%	01/15/28	$645,512
95,000	Sinclair Television Group, Inc. (f)	5.88%	03/15/26	98,069
202,000	Sinclair Television Group, Inc. (f)	4.13%	12/01/30	197,205
1,064,000	Univision Communications, Inc. (f)	5.13%	02/15/25	1,083,370
397,000	Univision Communications, Inc. (f)	6.63%	06/01/27	430,745
				5,728,176
	Casinos & Gaming – 0.6%
51,000	Boyd Gaming Corp. (f)	8.63%	06/01/25	56,578
924,000	Caesars Entertainment, Inc. (f)	6.25%	07/01/25	983,552
65,000	Golden Nugget, Inc. (f)	6.75%	10/15/24	65,893
				1,106,023
	Coal & Consumable Fuels – 0.2%
215,000	Peabody Energy Corp. (f) (g)	8.50%	12/31/24	103,200
246,000	Peabody Energy Corp. (f)	6.38%	03/31/25	105,832
243,000	PIC AU Holdings LLC/PIC AU Holdings Corp. (f)	10.00%	12/31/24	223,560
				432,592
	Communications Equipment – 0.1%
200,000	CommScope Technologies, LLC (f)	5.00%	03/15/27	198,388
	Health Care Facilities – 0.7%
348,000	Tenet Healthcare Corp.	5.13%	05/01/25	352,611
173,000	Tenet Healthcare Corp. (f)	4.63%	06/15/28	178,967
605,000	Tenet Healthcare Corp. (f)	6.13%	10/01/28	639,182
				1,170,760
	Health Care Services – 0.9%
1,468,000	Global Medical Response, Inc. (f)	6.50%	10/01/25	1,504,700
144,000	ModivCare, Inc. (f)	5.88%	11/15/25	153,341
				1,658,041
	Health Care Technology – 1.3%
1,687,000	Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc. (f)	5.75%	03/01/25	1,716,522
480,000	Verscend Escrow Corp. (f)	9.75%	08/15/26	511,805
				2,228,327
	Insurance Brokers – 1.4%
1,069,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (f)	6.75%	10/15/27	1,119,243
536,000	AmWINS Group, Inc. (f)	7.75%	07/01/26	570,738
676,000	HUB International Ltd. (f)	7.00%	05/01/26	701,289
				2,391,270
	Integrated Telecommunication Services – 1.1%
215,000	Frontier Communications Corp. (f)	5.88%	10/15/27	228,706
316,000	Frontier Communications Corp. (f)	5.00%	05/01/28	323,260
500,000	Frontier Communications Corp. (f)	6.75%	05/01/29	529,135
748,000	Zayo Group Holdings, Inc. (f)	6.13%	03/01/28	773,103
				1,854,204
	Managed Health Care – 0.6%
1,093,000	MPH Acquisition Holdings, LLC (f)	5.75%	11/01/28	1,078,059
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Movies & Entertainment – 0.0%
$43,000	Live Nation Entertainment, Inc. (f)	6.50%	05/15/27	$47,569
	Paper Packaging – 0.4%
348,000	Graham Packaging Co., Inc. (f)	7.13%	08/15/28	373,883
277,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu (f)	4.00%	10/15/27	274,238
				648,121
	Pharmaceuticals – 0.1%
135,000	Organon Finance 1, LLC (f)	5.13%	04/30/31	140,245
	Research & Consulting Services – 0.1%
118,000	Nielsen Finance, LLC/Nielsen Finance Co. (f)	5.63%	10/01/28	125,965
	Restaurants – 0.6%
922,000	IRB Holding Corp. (f)	7.00%	06/15/25	993,455
78,000	IRB Holding Corp. (f)	6.75%	02/15/26	80,906
				1,074,361
	Systems Software – 0.2%
258,000	Boxer Parent Co., Inc. (f)	9.13%	03/01/26	272,937
	Total Corporate Bonds and Notes			21,467,231
	(Cost $20,900,156)
FOREIGN CORPORATE BONDS AND NOTES – 6.0%
	Building Products – 1.0%
1,455,000	Cemex S.A.B. de C.V. (f)	7.38%	06/05/27	1,652,269
100,000	Cemex S.A.B. de C.V. (f)	5.45%	11/19/29	109,816
				1,762,085
	Integrated Telecommunication Services – 0.1%
173,000	Altice France S.A. (f)	7.38%	05/01/26	179,583
	Pharmaceuticals – 4.9%
3,000,000	Bausch Health Cos., Inc. (f)	6.13%	04/15/25	3,071,250
3,926,000	Endo DAC/Endo Finance, LLC/Endo Finco, Inc. (f)	9.50%	07/31/27	4,166,468
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (e) (f) (h)	5.63%	10/15/23	167,500
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (e) (f) (h)	5.50%	04/15/25	167,500
774,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (e) (f)	10.00%	04/15/25	863,010
				8,435,728
	Total Foreign Corporate Bonds and Notes			10,377,396
	(Cost $10,461,277)

Shares	Description	Value
COMMON STOCKS – 0.4%
	Broadcasting – 0.0%
426	Cumulus Media Holdings (i)	4,094
	Electric Utilities – 0.1%
14,134	Vistra Corp.	238,441

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil & Gas Exploration & Production – 0.0%
47,894	Ascent Resources - Marcellus LLC Class A Common Shares (i) (j)	$40,590
	Pharmaceuticals – 0.3%
26,696	Akorn, Inc. (i) (j)	417,125
	Total Common Stocks	700,250
	(Cost $683,527)
WARRANTS – 0.0%
	Movies & Entertainment – 0.0%
97,523	Cineworld Group PLC, expiring 12/10/25 (i) (k)	80,811
	Oil & Gas Exploration & Production – 0.0%
12,400	Ascent Resources - Marcellus, LLC First Lien Warrants, expiring 3/20/23 (i) (k)	310
	Total Warrants	81,121
	(Cost $1,240)
RIGHTS – 0.0%
	Electric Utilities – 0.0%
14,134	Vistra Energy Corp., no expiration date (i) (k)	15,660
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (i) (k) (l) (m)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (i) (k) (l) (m)	0
		0
	Total Rights	15,660
	(Cost $23,096)
MONEY MARKET FUNDS – 6.4%
11,096,194	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (n)	11,096,194
	(Cost $11,096,194)
	Total Investments – 101.5%	176,497,585
	(Cost $176,435,743) (o)
	Net Other Assets and Liabilities – (1.5)%	(2,612,897)
	Net Assets – 100.0%	$173,884,688

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	The issuer will pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the six months ended April 30, 2021, the Fund received a portion of the interest in cash and PIK interest with a principal value of $9,002 for Cineworld Group PLC.
(d)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the six months ended April 30, 2021, this security paid all of its interest in cash.
(e)	This issuer has filed for protection in bankruptcy court.
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
April 30, 2021 (Unaudited)
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2021, securities noted as such amounted to $30,348,747 or 17.5% of net assets.
(g)	The issuer will pay interest on the bonds in cash and in PIK interest. Interest paid in cash will accrue at the rate of 6.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 2.50% per annum. The first interest payment is scheduled for June 30, 2021.
(h)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(i)	Non-income producing security.
(j)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2021, securities noted as such amounted to $457,715 or 0.3% of net assets.
(k)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(l)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At April 30, 2021, securities noted as such are valued at $0 or 0.0% of net assets.
(m)	This security’s value was determined using significant unobservable inputs. (see Note 2A- Portfolio Valuation in the Notes to Financial Statements).
(n)	Rate shown reflects yield as of April 30, 2021.
(o)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,743,574 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,681,048. The net unrealized appreciation was $62,526.
LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 4/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 132,759,733	$ —	$ 132,759,733	$ —
Corporate Bonds and Notes*	21,467,231	—	21,467,231	—
Foreign Corporate Bonds and Notes*	10,377,396	—	10,377,396	—
Common Stocks:
Oil & Gas Exploration & Production	40,590	—	40,590	—
Pharmaceuticals	417,125	—	417,125	—
Other industry categories*	242,535	242,535	—	—
Warrants*	81,121	—	81,121	—
Rights:
Electric Utilities	15,660	—	15,660	—
Life Sciences Tools & Services	—**	—	—	—**
Money Market Funds	11,096,194	11,096,194	—	—
Total Investments	$ 176,497,585	$ 11,338,729	$ 165,158,856	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statement of Assets and Liabilities
April 30, 2021 (Unaudited)
ASSETS:
Investments, at value (Cost $176,435,743)	$ 176,497,585
Cash	8,043
Receivables:
Investment securities sold	2,834,702
Interest	738,144
Fund shares sold	386,882
Unrealized appreciation on unfunded loan commitments	684
Prepaid expenses	822
Total Assets	180,466,862
LIABILITIES:
Payables:
Investment securities purchased	5,986,531
Fund shares redeemed	352,531
Investment advisory fees	92,156
Audit and tax fees	35,510
Shareholder reporting fees	19,806
Custodian fees	17,974
12b-1 distribution and service fees	17,633
Transfer agent fees	16,529
Distributions	13,147
Administrative fees	10,234
Legal fees	8,256
Trustees’ fees and expenses	1,309
Financial reporting fees	771
Registration fees	354
Other liabilities	9,433
Total Liabilities	6,582,174
NET ASSETS	$173,884,688
NET ASSETS consist of:
Paid-in capital	$ 185,450,329
Par value	88,405
Accumulated distributable earnings (loss)	(11,654,046)
NET ASSETS	$173,884,688
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $18,294,488 and 930,731 shares of beneficial interest issued and outstanding)	$19.66
Maximum sales charge (3.50% of offering price)	0.71
Maximum offering price to public	$20.37
Class C Shares:
Net asset value and redemption price per share (Based on net assets of $16,976,942 and 863,972 shares of beneficial interest issued and outstanding)	$19.65
Class I Shares:
Net asset value and redemption price per share (Based on net assets of $138,613,258 and 7,045,769 shares of beneficial interest issued and outstanding)	$19.67
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2021 (Unaudited)
INVESTMENT INCOME:
Interest	$ 3,667,238
Dividends	4,048
Other	103,756
Total investment income	3,775,042
EXPENSES:
Investment advisory fees	528,699
12b-1 distribution and/or service fees:
Class A	23,148
Class C	80,229
Transfer agent fees	55,388
Administrative fees	49,778
Registration fees	37,165
Audit and tax fees	28,301
Shareholder reporting fees	23,818
Commitment fees	21,976
Trustees’ fees and expenses	7,719
Custodian fees	6,277
Legal fees	5,181
Financial reporting fees	4,625
Excise tax expense	2,431
Other	9,893
Total expenses	884,628
NET INVESTMENT INCOME (LOSS)	2,890,414
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(458,432)
Net change in unrealized appreciation (depreciation) on:
Investments	6,381,310
Unfunded loan commitments	819
Net change in unrealized appreciation (depreciation)	6,382,129
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,923,697
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 8,814,111

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Statements of Changes in Net Assets
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended 10/31/2020
OPERATIONS:
Net investment income (loss)	$ 2,890,414	$ 5,352,014
Net realized gain (loss)	(458,432)	(3,100,216)
Net change in unrealized appreciation (depreciation)	6,382,129	(786,502)
Net increase (decrease) in net assets resulting from operations	8,814,111	1,465,296
DISTRIBUTIONS TO SHAREHOLDERS FROM INVESTMENT OPERATIONS:
Class A Shares	(289,405)	(1,180,172)
Class C Shares	(192,181)	(563,189)
Class I Shares	(2,175,593)	(3,886,213)
Total distributions to shareholders from investment operations	(2,657,179)	(5,629,574)
DISTRIBUTIONS TO SHAREHOLDERS FROM RETURN OF CAPITAL:
Class A shares	—	(130,180)
Class C shares	—	(63,524)
Class I shares	—	(450,129)
Total distributions to shareholders from return of capital	—	(643,833)
CAPITAL TRANSACTIONS:
Proceeds from shares sold	53,226,453	77,756,904
Proceeds from shares reinvested	2,362,547	4,909,562
Cost of shares redeemed	(56,798,289)	(68,721,478)
Net increase (decrease) in net assets resulting from capital transactions	(1,209,289)	13,944,988
Total increase (decrease) in net assets	4,947,643	9,136,877
NET ASSETS:
Beginning of period	168,937,045	159,800,168
End of period	$173,884,688	$168,937,045
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights
For a Share outstanding throughout each period
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,
Class A Shares		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 18.91	$ 19.31	$ 19.62	$ 20.00	$ 19.97	$ 19.83
Income from investment operations:
Net investment income (loss) (a)	0.33	0.67	0.86	0.84	0.79	0.87
Net realized and unrealized gain (loss)	0.73	(0.28)	(0.32)	(0.33)	0.15	0.18
Total from investment operations	1.06	0.39	0.54	0.51	0.94	1.05
Distributions paid to shareholders from:
Net investment income	(0.31)	(0.71)	(0.85)	(0.87)	(0.91)	(0.91)
Return of capital	—	(0.08)	—	(0.02)	—	—
Total distributions	(0.31)	(0.79)	(0.85)	(0.89)	(0.91)	(0.91)
Net asset value, end of period	$19.66	$18.91	$19.31	$19.62	$20.00	$19.97
Total return (b)	5.60%	2.11%	2.82%	2.61%	4.79%	5.47%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 18,294	$ 22,510	$ 37,836	$ 57,982	$ 72,462	$ 55,640
Ratio of total expenses to average net assets	1.21% (c)	1.25%	1.23%	1.19%	1.21%	1.27%
Ratio of net expenses to average net assets	1.21% (c)	1.25%	1.23%	1.19%	1.26% (d)	1.27% (d)
Ratio of net investment income (loss) to average net assets	3.40% (c)	3.56%	4.39%	4.22%	3.96%	4.44%
Portfolio turnover rate	60%	88%	37%	97%	100%	62%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.50% or contingent deferred sales charge (CDSC). On purchases of $250,000 or more, a CDSC of 1% may be imposed on certain redemptions made within twelve months of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 service fees of 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.25%.

See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,
Class C Shares		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 18.90	$ 19.30	$ 19.60	$ 19.98	$ 19.95	$ 19.81
Income from investment operations:
Net investment income (loss) (a)	0.26	0.53	0.71	0.69	0.64	0.72
Net realized and unrealized gain (loss)	0.72	(0.28)	(0.31)	(0.33)	0.15	0.18
Total from investment operations	0.98	0.25	0.40	0.36	0.79	0.90
Distributions paid to shareholders from:
Net investment income	(0.23)	(0.58)	(0.70)	(0.73)	(0.76)	(0.76)
Return of capital	—	(0.07)	—	(0.01)	—	—
Total distributions	(0.23)	(0.65)	(0.70)	(0.74)	(0.76)	(0.76)
Net asset value, end of period	$19.65	$18.90	$19.30	$19.60	$19.98	$19.95
Total return (b)	5.21%	1.35%	2.11%	1.85%	4.01%	4.69%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 16,977	$ 15,629	$ 20,802	$ 23,625	$ 24,393	$ 23,841
Ratio of total expenses to average net assets	1.96% (c)	2.00%	1.98%	1.94%	1.96%	2.02%
Ratio of net expenses to average net assets	1.96% (c)	2.00%	1.98%	1.94%	2.01% (d)	2.02% (d)
Ratio of net investment income (loss) to average net assets	2.69% (c)	2.79%	3.68%	3.47%	3.20%	3.70%
Portfolio turnover rate	60%	88%	37%	97%	100%	62%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 distribution and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 2.00%.
See Notes to Financial Statements

First Trust Short Duration High Income Fund
Financial Highlights (Continued)
For a Share outstanding throughout each period
	Six Months Ended 4/30/2021 (Unaudited)	Year Ended October 31,
Class I Shares		2020	2019	2018	2017	2016
Net asset value, beginning of period	$ 18.93	$ 19.33	$ 19.63	$ 20.00	$ 19.97	$ 19.83
Income from investment operations:
Net investment income (loss) (a)	0.36	0.72	0.91	0.89	0.85	0.92
Net realized and unrealized gain (loss)	0.71	(0.28)	(0.31)	(0.32)	0.14	0.18
Total from investment operations	1.07	0.44	0.60	0.57	0.99	1.10
Distributions paid to shareholders from:
Net investment income	(0.33)	(0.75)	(0.90)	(0.92)	(0.96)	(0.96)
Return of capital	—	(0.09)	—	(0.02)	—	—
Total distributions	(0.33)	(0.84)	(0.90)	(0.94)	(0.96)	(0.96)
Net asset value, end of period	$19.67	$18.93	$19.33	$19.63	$20.00	$19.97
Total return (b)	5.67%	2.37%	3.13%	2.92%	5.06%	5.74%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 138,613	$ 130,798	$ 101,163	$ 150,564	$ 139,015	$ 112,644
Ratio of total expenses to average net assets	0.96% (c)	1.00%	0.98%	0.94%	0.96%	1.02%
Ratio of net expenses to average net assets	0.96% (c)	1.00%	0.98%	0.94%	1.01% (d)	1.02% (d)
Ratio of net investment income (loss) to average net assets	3.68% (c)	3.78%	4.67%	4.47%	4.21%	4.69%
Portfolio turnover rate	60%	88%	37%	97%	100%	62%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor. Total return is calculated for the time period presented and is not annualized for periods of less than one year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax expense was not included, the net expense ratio would have been 1.00%.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Short Duration High Income Fund
April 30, 2021 (Unaudited)
1. Organization
First Trust Short Duration High Income Fund (the “Fund”) is a series of the First Trust Series Fund (the “Trust”), a Massachusetts business trust organized on July 9, 2010, and is registered as a diversified open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers three classes of shares: Class A, Class C and Class I. Each class represents an interest in the same portfolio of investments but with a different combination of sales charges, distribution and service (12b-1) fees, eligibility requirements and other features.
The Fund’s primary investment objective is to seek to provide a high level of current income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in high yield debt securities and bank loans that are rated below-investment grade or unrated. High yield debt securities are below-investment grade debt securities, commonly known as “junk bonds.” For purposes of determining whether a security is below-investment grade, the lowest available rating is used. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The net asset value (“NAV”) of each class of shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV for each class is calculated by dividing the value of the Fund’s total assets attributable to such class (including accrued interest and dividends), less all liabilities attributable to such class (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of shares of the class outstanding. Differences in NAV of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the specified distribution and service (12b-1) fees and transfer agency costs applicable to such class of shares and the resulting differential in the dividends that may be paid on each class of shares.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Trust’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Senior Floating-Rate Loan interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

(1)	The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2021 (Unaudited)
Shares of open-end funds are valued at fair value which is based on NAV per share.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the borrower/issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the borrower/issuer;
5)	the credit quality and cash flow of the borrower/issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;
11)	the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;
12)	the borrower’s/issuer’s competitive position within the industry;

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2021 (Unaudited)
13)	the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
14)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of April 30, 2021, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
The United Kingdom’s Financial Conduct Authority, which regulates the London Interbank Offered Rates (“LIBOR”), announced on March 5, 2021 that all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining USD LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. The International Swaps and Derivatives Association, Inc. (“ISDA”) confirmed that the March 5, 2021 announcement constituted an index cessation event under the Interbank Offered Rates (“IBOR”) Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.
In the United States, the Alternative Reference Rates Committee (the “ARRC”), a group of market participants convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate (“SOFR”), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New York began daily publishing of SOFR in April 2018.
At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. At April 30, 2021, the Fund had no when-issued, delayed-delivery or forward purchase commitments (other than the unfunded commitments discussed below).

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2021 (Unaudited)
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount. As of April 30, 2021, the Fund had the following unfunded loan commitment:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Civitas Solutions (National Mentor Holdings, Inc.), Term Loan	$ 84,822	$ 84,787	$ 84,680	$ (107)
Help at Home (HAH Group Holding Company, LLC), Term Loan	67,884	67,127	67,918	791
		$151,914	$152,598	$684
D. Dividends and Distributions to Shareholders
The Fund will declare daily and pay monthly distributions of all or a portion of its net income to holders of each class of shares. Distributions of any net capital gains earned by the Fund will be distributed at least annually. Distributions will automatically be reinvested into additional Fund shares unless cash distributions are elected by the shareholder.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.
The tax character of distributions paid by the Fund during the fiscal year ended October 31, 2020, was as follows:
Distributions paid from:
Ordinary income	$5,629,574
Capital gains	—
Return of capital	643,833
As of October 31, 2020, the distributable earnings and net assets on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed capital gains	—
Total undistributed earnings	—
Accumulated capital and other losses	(11,398,815)
Net unrealized appreciation (depreciation)	(6,412,163)
Total accumulated earnings (losses)	(17,810,978)
Other	—
Paid-in capital	186,748,023
Total net assets	$168,937,045
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2021 (Unaudited)
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2020, the Fund had $11,398,815 of non-expiring capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2020, the Fund did not defer any net ordinary losses.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2017, 2018, 2019, and 2020 remain open to federal and state audit. As of April 30, 2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
F. Expenses
The Fund will pay all expenses directly related to its operations. Expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service (12b-1) fees and incremental transfer agency costs which are unique to each class of shares.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund’s average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.
First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) from exceeding 1.00% of average daily net assets of any class of shares of the Fund (the “Expense Cap”) until February 28, 2022 and then from exceeding 1.35% from March 1, 2022 to February 28, 2031 (the “Expense Cap Termination Date”). Expenses borne and fees waived by First Trust are subject to recovery on the Fund’s class level, if applicable, by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund’s expenses exceeding (i) the Expense Cap in place for the most recent fiscal year for which such expense limitation was in place; (ii) the Expense Cap in place at the time the fees were waived; or (iii) the current Expense Cap. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Trust. These amounts would be included in “Expenses previously waived or reimbursed” on the Statement of Operations. There were no advisory fee waivers or expense reimbursements for the six months ended April 30, 2021.
BNY Mellon Investment Servicing (US) Inc. (“BNYM IS”) serves as the Fund’s transfer agent in accordance with certain fee arrangements. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon (“BNYM”) serves as the Fund’s administrator, fund accountant, and custodian in accordance with certain fee arrangements. As administrator and fund accountant, BNYM is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund’s books of account, records of the Fund’s securities transactions, and certain other books and records. As custodian, BNYM is responsible for custody of the Fund’s assets. BNYM IS and BNYM are subsidiaries of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2021 (Unaudited)
4. Capital Share Transactions
Capital transactions were as follows:
	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Value	Shares	Value
Sales:
Class A	217,474	$ 4,285,328	192,900	$ 3,651,650
Class C	141,592	2,773,612	67,559	1,298,226
Class I	2,358,467	46,167,513	3,815,091	72,807,028
Total Sales	2,717,533	$ 53,226,453	4,075,550	$ 77,756,904
Dividend Reinvestment:
Class A	11,996	$ 235,294	59,808	$ 1,133,017
Class C	8,747	171,473	27,666	522,965
Class I	99,629	1,955,780	171,826	3,253,580
Total Dividend Reinvestment	120,372	$ 2,362,547	259,300	$ 4,909,562
Redemptions:
Class A	(489,031)	$ (9,469,686)	(1,021,329)	$ (18,968,740)
Class C	(113,095)	(2,210,554)	(346,122)	(6,514,798)
Class I	(2,322,091)	(45,118,049)	(2,311,909)	(43,237,940)
Total Redemptions	(2,924,217)	$ (56,798,289)	(3,679,360)	$ (68,721,478)
5. Purchases and Sales of Securities
The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2021, were $94,206,196 and $96,964,739, respectively.
6. Distribution and Service Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the share classes of the Fund are authorized to pay an amount up to 0.25% and 1.00% of their average daily net assets each year for Class A and Class C, respectively, to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Fund shares or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. Class I shares have no 12b-1 fees.
7. Borrowings
The Trust, on behalf of the Fund, along with First Trust Variable Insurance Trust and First Trust Exchange-Traded Fund IV, has a $200 million Credit Agreement (the “BNYM Line of Credit”) with BNYM to be a liquidity backstop during periods of high redemption volume. A commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by BNYM, which First Trust allocates amongst the funds that have access to the BNYM Line of Credit. Prior to January 29, 2021 the commitment fee was 0.15%. These fees are reflected on the Statement of Operations in the “Commitment fees” line item. To the extent that the Fund accesses the BNYM Line of Credit, there would also be an interest fee charged. As of April 30, 2021, the Fund did not have any outstanding borrowings under the Line of Credit.
8. Indemnification
The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Short Duration High Income Fund
April 30, 2021 (Unaudited)
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Short Duration High Income Fund
April 30, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. You can download the Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund’s statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest.
The following summarizes some of the risks that should be considered for the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.
BANK LOANS RISK. Investments in bank loans are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding bank loans and because loan borrowers may be leveraged and tend to be more adversely affected by changes in market or economic conditions. If the Fund holds a bank loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. Additionally, there is no central clearinghouse for loan trades and the loan market has not established enforceable settlement standards or remedies for failure to settle. As such, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (in some cases longer than 7 days) which may cause the Fund to be unable to realize the full value of its investment. In addition, bank loans are generally not registered with the Securities Exchange Commission under the Securities Act of 1933, as amended, and may not be considered “securities,” and the Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws.
CALL RISK. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.
COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.
COVENANT-LITE LOANS RISK. Covenant-lite loans contain fewer maintenance covenants, or no maintenance covenants at all, than traditional loans and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the Fund’s ability to reprice credit risk associated with the borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on such investments is increased, especially during a downturn in the credit cycle.
CREDIT RISK. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Additional Information (Continued)
First Trust Short Duration High Income Fund
April 30, 2021 (Unaudited)
CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
DEBT SECURITIES RISK. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
DISTRESSED SECURITIES RISK. Distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities that are not in default. In some instances, the Fund will not receive interest payments from the distressed securities it holds, and there is a substantial risk that the principal will not be repaid. In any reorganization or liquidation proceeding related to a distressed debt security, the Fund may lose its entire investment in the security.
EXTENSION RISK. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
FLOATING RATE SECURITIES RISK. Floating rate securities are structured so that the security’s coupon rate fluctuates based upon the level of a reference rate. As a result, the coupon on floating rate securities will generally decline in a falling interest rate environment, causing the Fund to experience a reduction in the income it receives from the security. A floating rate security’s coupon rate resets periodically according to the terms of the security. Consequently, in a rising interest rate environment, floating rate securities with coupon rates that reset infrequently may lag behind the changes in market interest rates. Floating rate securities may also contain terms that impose a maximum coupon rate the issuer will pay, regardless of the level of the reference rate which would decrease the value of the security.
HIGH YIELD SECURITIES RISK. High yield securities, or “junk” bonds, are subject to greater market fluctuations, are less liquid and provide a greater risk of loss than investment grade securities, and therefore, are considered to be highly speculative. In general, high yield securities may have a greater risk of default than other types of securities and could cause income and principal losses for the Fund.
INCOME RISK. The Fund’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.
INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.
INFORMATION TECHNOLOGY COMPANIES RISK. The Fund invests significantly in information technology companies. Information technology companies produce and provide hardware, software and information technology systems and services. These companies may be adversely affected by rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including

Additional Information (Continued)
First Trust Short Duration High Income Fund
April 30, 2021 (Unaudited)
competition from foreign competitors with lower production costs. Information technology companies also heavily rely on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.
LIBOR RISK. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, intends to cease making LIBOR available as a reference rate over a phase-out period that is currently expected to begin after the end of 2021, although the specific timing of the phase out of LIBOR continues to be discussed and negotiated across the industry and in various jurisdictions. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.
LIQUIDITY RISK. The Fund may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.
MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
MARKET RISK. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates are perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, has had negative impacts, and in many cases severe impacts, on markets worldwide. Additionally, the COVID-19 pandemic has caused prolonged disruptions to the normal business operations of companies around the world and the impact of such disruptions is hard to predict. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value.
OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the Fund and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
PREPAYMENT RISK. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.

Additional Information (Continued)
First Trust Short Duration High Income Fund
April 30, 2021 (Unaudited)
SENIOR LOAN RISK. Senior loans represent debt obligations of sub-investment grade corporate borrowers, similar to high yield bonds; however, senior loans are different from traditional high yield bonds in that senior loans are typically senior to other obligations of the borrower and generally secured by a lien on all or some portion of the assets of the borrower. The senior loan market has seen a significant increase in loans with weaker lender protections including, but not limited to, limited financial maintenance covenants or, in some cases, no financial maintenance covenants (i.e., “covenant-lite loans”) that would typically be included in a traditional loan agreement and general weakening of other restrictive covenants applicable to the borrower such as limitations on incurrence of additional debt, restrictions on payments of junior debt or restrictions on dividends and distributions. Weaker lender protections such as the absence of financial maintenance covenants in a loan agreement and the inclusion of “borrower-favorable” terms may impact recovery values and/or trading levels of senior loans in the future. The absence of financial maintenance covenants in a loan agreement generally means that the lender may not be able to declare a default if financial performance deteriorates. This may hinder the Fund’s ability to reprice credit risk associated with a particular borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on investments in senior loans may be increased, especially during a downturn in the credit cycle or changes in market or economic conditions.
Senior loans are also subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding senior loans. If the Fund holds a senior loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. Although senior loans are generally secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated.
No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell its position in a senior loan and which may make it difficult to accurately value senior loans. Lastly, senior loans may not be considered “securities,” and the Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws.
SIGNIFICANT EXPOSURE RISK. To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.
VALUATION RISK. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Debt securities are commonly valued by third-party pricing services that utilize a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such securities, cash flows and transactions for comparable instruments. However, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund.
Liquidity Risk Management Program
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the “Program”) reasonably designed to assess and manage the funds’ liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the “Advisor”) as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the “Liquidity Committee”).
Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund’s portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds including the Fund, monitors the funds’ holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund’s net assets and establishes policies and procedures regarding redemptions in kind.

Additional Information (Continued)
First Trust Short Duration High Income Fund
April 30, 2021 (Unaudited)
At the April 26, 2021 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from March 20, 2020 through the Liquidity Committee’s annual meeting held on March 16, 2021 and assessed the Program’s adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund, including the Fund, that is required under the Program to have one, and any material changes to the Program.
As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund’s investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

This page intentionally left blank

This page intentionally left blank

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR,
FUND ACCOUNTANT, AND
CUSTODIAN
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Series Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 30, 2021
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 30, 2021

* Print the name and title of each signing officer under his or her signature.